UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-22495

Curian Series Trust
(Exact name of registrant as specified in charter)

7601 Technology Way, Denver, Colorado		80237
(Address of principal executive offices)		(Zip code)

Daniel W. Koors Jackson National Asset Management, LLC 225 West Wacker Drive, Suite 1200 Chicago, Illinois 60606
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(312) 338-5800

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

Curian Series Trust (Unaudited)

Schedules of Investments

July 31, 2014

	Shares/Par †	Value
Curian/PIMCO Income Fund
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 10.1%
Asset Backed Securities Corp. Home Equity Loan Trust REMIC, 0.79%, 09/25/34 (a)	$561,718	$516,480
Banc of America Alternative Loan Trust REMIC, 5.75%, 11/25/35	1,049,455	980,010
Bear Stearns Asset Backed Securities Trust REMIC
0.65%, 07/25/35 (a)	311,986	309,185
1.36%, 01/25/45 (a)	554,214	454,888
Citigroup Mortgage Loan Trust REMIC, 5.67%, 09/25/37 (a)	324,144	294,211
Continental Airlines Pass-Through Trust
5.50%, 04/29/22	1,236,432	1,316,800
4.00%, 04/29/26	971,638	991,071
Countrywide Asset-Backed Certificates REMIC
0.26%, 12/25/29 (a)	1,188,524	1,143,724
1.01%, 08/25/34 (a)	1,100,000	1,036,720
1.13%, 05/25/35 (a)	600,000	590,348
Countrywide Home Loans Inc. Alternative Loan Trust REMIC, 3.40%, 08/25/18	907,975	912,892
CVS Pass-Through Trust, 5.93%, 01/10/34 (b)	1,410,484	1,614,179
Delta Air Lines Inc. Pass-Through Trust
7.75%, 06/17/21	490,590	578,221
6.72%, 07/02/24	777,207	915,647
Federal Express Corp. Pass-Through Trust, 2.63%, 01/15/18 (c) (d)	936,594	950,109
First Franklin Mortgage Loan Trust REMIC, 0.64%, 05/25/35 (a)	1,200,000	1,104,502
Home Equity Asset Trust REMIC, 1.25%, 07/25/35 (a)	1,950,000	1,730,648
HomeBanc Mortgage Trust REMIC, 0.43%, 10/25/35 (a)	686,323	616,213
Inwood Park CDO Ltd., 0.46%, 01/20/21 (a) (b)	98,761	97,798
Lehman XS Trust REMIC, 5.17%, 08/25/35 (a)	968,951	975,075
Morgan Stanley ABS Capital I Inc. Trust REMIC, 1.07%, 03/25/35 (a)	1,000,000	835,414
Morgan Stanley Capital I Inc. Trust REMIC, 0.45%, 01/25/36 (a)	10,200,000	9,040,158
Park Place Securities Inc. Asset-Backed Pass-Through Certificates REMIC
1.15%, 09/25/34 (a)	2,051,741	1,953,885
0.66%, 07/25/35 (a)	1,200,000	1,182,025
Progress Trust, 4.20%, 06/20/44 (a), AUD	790,089	746,293
Race Point V CLO Ltd, 1.53%, 12/15/22 (b)	1,450,000	1,448,188
RALI Trust REMIC
6.00%, 12/25/35	1,369,505	1,202,852
6.00%, 02/25/37	1,446,727	1,157,272
Residential Asset Securities Corp. Trust REMIC, 0.60%, 01/25/36 (a)	1,500,000	1,336,790
SBA Tower Trust
4.25%, 04/15/15 (c) (d)	1,000,000	1,023,865
5.10%, 04/15/17 (b)	1,000,000	1,065,161
REMIC, 3.60%, 04/15/18 (b)	2,300,000	2,305,005
STARM Mortgage Loan Trust REMIC, 6.00%, 02/25/37 (a)	632,000	630,856
Structured Asset Investment Loan Trust REMIC, 1.13%, 10/25/33 (a)	2,380,467	2,267,885
Structured Asset Securities Corp. Mortgage Pass-Through Certificates REMIC, 2.43%, 09/25/33 (a)	871,759	874,507
United Air Lines Inc. Pass-Through Trust
9.75%, 01/15/17	431,706	489,987
10.40%, 05/01/18	668,967	754,260
3.75%, 03/03/24	1,000,000	1,000,000
Washington Mutual Mortgage Pass-Through Certificates REMIC, 2.40%, 01/25/35 (a)	811,133	817,780
Wells Fargo Mortgage Backed Securities Trust REMIC, 5.50%, 01/25/36	49,164	47,611
WG Horizons CLO, 0.49%, 05/24/19 (a) (b)	326,552	322,804
Total Non-U.S. Government Agency Asset-Backed Securities (cost $45,859,864)		47,631,319

CORPORATE BONDS AND NOTES - 77.4%
CONSUMER DISCRETIONARY - 6.0%
Altice SA, 7.25%, 05/15/22, EUR	350,000	486,241
AMAYA Holdings BV Term Loan, 0.00%, 07/29/21 (e)	700,000	692,566
Cablevision Systems Corp. Term Loan B, 2.66%, 04/09/20 (a)	537,324	527,728
Clear Channel Worldwide Holdings Inc., 6.50%, 11/15/22	1,000,000	1,050,000
Corp. GEO SAB de CV
9.25%, 06/30/20 (b) (f) (g)	100,000	10,500
9.25%, 06/30/20 (f) (g)	1,000,000	105,000
COX Communications Inc., 6.25%, 06/01/18 (b)	2,000,000	2,258,138
D.R. Horton Inc.
3.75%, 03/01/19	600,000	588,000
4.75%, 02/15/23	500,000	493,750
Jaguar Land Rover Automotive Plc, 4.13%, 12/15/18 (b)	300,000	303,000
Massachusetts Institute of Technology, 4.68%, 07/01/14	1,100,000	1,175,011
MCE Finance Ltd., 5.00%, 02/15/21 (b)	1,000,000	992,500
MGM Resorts International Term Loan B, 3.50%, 12/20/19 (a)	1,576,000	1,563,329
NBCUniversal Enterprise Inc., 5.25%, (callable at 100 beginning 03/19/21) (b) (h)	400,000	416,500
NBCUniversal Media LLC, 5.15%, 04/30/20	3,000,000	3,413,403
Numericable Group SA
4.88%, 05/15/19 (b)	350,000	351,750
6.00%, 05/15/22 (b)	700,000	700,000
Pearson Funding Five Plc, 3.25%, 05/08/23 (b)	1,000,000	955,474
Time Warner Cable Inc., 6.75%, 07/01/18	1,000,000	1,171,347
Toll Brothers Finance Corp., 6.75%, 11/01/19	2,000,000	2,265,000
Venetian Casino Resort LLC Term Loan, 3.25%, 12/16/20 (a)	2,618,840	2,609,281
Viacom Inc.
4.25%, 09/01/23	1,000,000	1,037,784
4.50%, 02/27/42	2,000,000	1,890,292
Wynn Las Vegas LLC
7.75%, 08/15/20	500,000	538,750
5.38%, 03/15/22 (i)	1,209,000	1,227,135
Wynn Macau Ltd., 5.25%, 10/15/21 (b)	1,400,000	1,400,000
		28,222,479
CONSUMER STAPLES - 1.9%
Altria Group Inc.
9.70%, 11/10/18 (j)	222,000	287,803
9.25%, 08/06/19 (j)	222,000	291,061
BRF SA, 4.75%, 05/22/24 (b)	500,000	489,850

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Diageo Capital Plc, 4.83%, 07/15/20	2,000,000	2,243,754
Kraft Foods Group Inc., 6.13%, 08/23/18	2,700,000	3,111,105
Reynolds American Inc., 3.25%, 11/01/22	1,900,000	1,827,469
Walgreen Co., 3.10%, 09/15/22 (i)	400,000	390,621
Woolworths Ltd., 2.55%, 09/22/15 (b)	519,000	529,766
		9,171,429
ENERGY - 10.6%
AK Transneft OJSC Via TransCapitalInvest Ltd., 8.70%, 08/07/18 (b)	2,750,000	3,169,375
Anadarko Petroleum Corp., 3.45%, 07/15/24	2,300,000	2,279,229
BP AMI Leasing Inc., 5.52%, 05/08/19 (b)	3,610,000	4,072,098
Chesapeake Energy Corp., 3.48%, 04/15/19 (a)	1,000,000	1,001,250
CNOOC Curtis Funding No. 1 Pty Ltd., 4.50%, 10/03/23 (b)	700,000	729,583
CNOOC Finance 2013 Ltd.
1.75%, 05/09/18	800,000	791,302
3.00%, 05/09/23	1,800,000	1,676,448
Enable Midstream Partners LP, 2.40%, 05/15/19 (c) (d)	1,200,000	1,190,784
Energy Future Intermediate Holding Term Loan, 4.25%, 04/28/16 (a)	3,811,322	3,808,959
Enterprise Products Operating LLC, 3.90%, 02/15/24	800,000	818,913
Gazprom Neft OAO Via GPN Capital SA, 6.00%, 11/27/23 (b)	600,000	570,000
Gazprom OAO, 9.25%, 04/23/19 (b)	1,900,000	2,208,750
Gazprom OAO Via Gaz Capital SA
8.15%, 04/11/18 (b)	600,000	666,000
9.25%, 04/23/19	900,000	1,046,250
Harvest Operations Corp., 6.88%, 10/01/17	620,000	668,050
Kinder Morgan Energy Partners LP, 6.00%, 02/01/17	2,300,000	2,553,189
Nabors Industries Inc., 2.35%, 09/15/16	500,000	512,358
ONEOK Partners LP, 3.38%, 10/01/22	800,000	792,188
Pacific Rubiales Energy Corp., 5.13%, 03/28/23 (b)	400,000	394,000
Petrobras Global Finance BV, 6.25%, 03/17/24	1,600,000	1,684,480
Petrobras International Finance Co., 7.88%, 03/15/19	1,700,000	1,956,700
Petrofac Ltd., 3.40%, 10/10/18 (c) (d)	700,000	722,268
Pioneer Natural Resources Co.
5.88%, 07/15/16	600,000	654,401
6.65%, 03/15/17	600,000	678,264
Rockies Express Pipeline LLC, 6.00%, 01/15/19 (b)	950,000	983,250
Rosneft Finance SA
7.50%, 07/18/16 (b) (i)	1,300,000	1,374,750
7.88%, 03/13/18	1,000,000	1,068,750
Rosneft Oil Co. via Rosneft International Finance Ltd., 4.20%, 03/06/22 (b) (i)	600,000	513,000
Sabine Pass Liquefaction LLC, 5.75%, 05/15/24 (b)	1,800,000	1,827,000
Seadrill Ltd. Term Loan, 4.00%, 02/12/21 (a)	199,499	196,849
Sinopec Group Overseas Development 2014 Ltd., 1.15%, 04/10/19 (a) (b) (i)	2,500,000	2,505,650
Statoil ASA, 6.70%, 01/15/18	1,500,000	1,744,306
Targa Resources Partners LP
6.88%, 02/01/21	50,000	52,875
6.38%, 08/01/22	725,000	768,500
Total Capital International SA, 0.79%, 08/10/18 (a)	1,500,000	1,515,481
Western Gas Partners LP, 4.00%, 07/01/22	1,000,000	1,030,395
Williams Partners LP, 4.30%, 03/04/24	1,700,000	1,760,307
		49,985,952
FINANCIALS - 40.5%
ABN AMRO Bank NV, 6.25%, 09/13/22	700,000	769,125
AerCap Ireland Capital Ltd.
2.75%, 05/15/17 (b)	250,000	246,875
3.75%, 05/15/19 (b)	250,000	246,250
Alexandria Real Estate Equities Inc., 2.75%, 01/15/20	700,000	698,887
Ally Financial Inc., 2.75%, 01/30/17	950,000	940,500
American Campus Communities Operating Partnership LP, 3.75%, 04/15/23	650,000	640,328
American Express Co., 6.15%, 08/28/17	2,200,000	2,505,287
American Express Credit Corp., 0.74%, 07/29/16 (a)	1,200,000	1,207,400
American Tower Corp., 4.50%, 01/15/18	2,000,000	2,162,720
Banco de Credito del Peru, 4.25%, 04/01/23 (b)	800,000	792,000
Banco de Credito e Inversiones, 4.00%, 02/11/23 (b)	400,000	395,217
Banco do Brasil SA, 3.88%, 10/10/22	900,000	850,230
Banco Espirito Santo SA, 5.00%, 05/23/19, EUR	700,000	848,554
Banco Santander Brasil SA
4.25%, 01/14/16 (b)	2,000,000	2,065,000
4.63%, 02/13/17 (b)	1,700,000	1,787,125
Bank of America Corp.
0.00%, 01/04/17 (k)	3,200,000	3,110,973
0.00%, 10/21/25 (a) (l), MXN	6,000,000	501,618
Bank of America NA
1.25%, 02/14/17	1,250,000	1,250,038
0.64%, 05/08/17 (a)	1,000,000	999,998
6.10%, 06/15/17	250,000	280,223
Banque PSA Finance SA, 4.38%, 04/04/16 (c) (d)	1,700,000	1,759,500
Barclays Bank Plc
14.00% (callable at 100 beginning 12/15/19) (h), GBP	1,700,000	3,903,361
7.63%, 11/21/22	400,000	447,000
BBVA US Senior SAU, 4.66%, 10/09/15	1,900,000	1,983,205
Biomed Realty LP, 4.25%, 07/15/22	1,200,000	1,234,682
BPCE SA
12.50% (callable at 100 beginning 09/30/19) (h)	1,400,000	1,921,500
5.70%, 10/22/23 (c) (d)	800,000	870,720
4.63%, 07/11/24 (b)	2,150,000	2,160,126
5.15%, 07/21/24 (c) (d)	1,600,000	1,675,742
Cantor Fitzgerald LP, 7.88%, 10/15/19 (b)	1,200,000	1,326,000
CIT Group Inc., 5.50%, 02/15/19 (b)	200,000	213,500
Citigroup Inc.
5.50%, 10/15/14	445,000	449,380
4.88%, 05/07/15	1,300,000	1,340,448
0.84%, 05/31/17 (a), EUR	900,000	1,190,680
Countrywide Financial Corp., 6.25%, 05/15/16	400,000	434,334
Credit Agricole SA
7.88% (callable at 100 beginning 01/23/24) (h) (i)	600,000	637,350
2.50%, 04/15/19 (c) (d)	2,000,000	2,006,888
8.13%, 09/19/33	350,000	394,975
Credit Suisse, 2.30%, 05/28/19	1,500,000	1,489,038
Credit Suisse AG
6.50%, 08/08/23 (b)	700,000	773,500
6.50%, 08/08/23	1,650,000	1,823,250

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Credit Suisse Group AG, 7.50%, (callable at 100 beginning 12/11/23) (b) (h)	600,000	658,500
DBS Bank Ltd., 3.63%, 09/21/22	1,975,000	2,038,081
DBS Group Holdings Ltd., 2.25%, 07/16/19 (c) (d)	800,000	796,074
Eksportfinans ASA
2.38%, 05/25/16	500,000	501,475
5.50%, 05/25/16	1,540,000	1,630,090
5.50%, 06/26/17	700,000	751,331
Experian Finance Plc, 2.38%, 06/15/17 (b)	1,200,000	1,219,188
Fidelity National Financial Inc., 5.50%, 09/01/22	900,000	978,517
First American Financial Corp., 4.30%, 02/01/23	1,100,000	1,111,063
Ford Motor Credit Co. LLC
12.00%, 05/15/15	1,050,000	1,143,545
2.50%, 01/15/16	1,400,000	1,430,724
6.63%, 08/15/17	500,000	571,275
General Electric Capital Corp.
5.88%, 01/14/38	4,500,000	5,380,677
5.50%, 09/15/67 (a), EUR	400,000	579,003
6.37%, 11/15/67 (a)	1,005,000	1,118,565
Goldman Sachs Group Inc.
6.25%, 09/01/17	400,000	453,236
5.95%, 01/18/18	11,450,000	12,910,035
6.15%, 04/01/18	850,000	966,429
4.80%, 07/08/44	1,600,000	1,589,067
HBOS Plc, 6.75%, 05/21/18 (b)	2,700,000	3,086,316
HDFC Bank Ltd., 3.00%, 11/30/16	1,300,000	1,320,150
HSBC Bank Plc
4.13%, 08/12/20 (b)	500,000	536,775
4.75%, 01/19/21 (b)	700,000	777,330
HSBC Capital Funding LP, 10.18%, (callable at 100 beginning 06/30/30) (b) (h)	400,000	598,000
HSBC Finance Corp., 0.66%, 06/01/16 (a)	600,000	600,130
HSBC Holdings Plc, 6.80%, 06/01/38	3,000,000	3,839,229
ICICI Bank Ltd.
5.50%, 03/25/15	500,000	512,600
4.75%, 11/25/16 (b)	882,000	929,489
4.75%, 11/25/16	600,000	632,305
ING Bank NV
2.00%, 09/25/15 (c) (d)	1,000,000	1,013,618
5.80%, 09/25/23 (c) (d)	1,000,000	1,115,248
International Lease Finance Corp.
6.75%, 09/01/16 (b)	4,000,000	4,380,000
7.13%, 09/01/18 (b)	450,000	515,250
Intesa Sanpaolo SpA
3.13%, 01/15/16	3,500,000	3,590,779
5.02%, 06/26/24 (c) (d)	600,000	593,234
Jefferies Finance LLC, 7.38%, 04/01/20 (b)	800,000	838,000
JPMorgan Chase & Co.
5.00% (callable at 100 beginning 07/01/19) (h)	2,000,000	1,971,166
0.95%, 03/31/16 (a)	800,000	798,213
1.06%, 05/30/17 (a), GBP	2,700,000	4,490,047
3.63%, 05/13/24	1,000,000	997,651
JPMorgan Chase Bank NA
0.86%, 05/31/17 (a), EUR	3,500,000	4,679,633
0.65%, 06/02/17 (a)	5,000,000	5,002,760
6.00%, 07/05/17	1,000,000	1,123,548
6.00%, 10/01/17	7,000,000	7,902,650
Korea Exchange Bank, 3.13%, 06/26/17 (b)	1,100,000	1,141,397
LBG Capital No.1 Plc, 8.00%, (callable at 100 beginning 06/15/20) (b) (h)	400,000	440,004
LBG Capital No.2 Plc
15.00%, 12/21/19 (m), GBP	200,000	489,608
15.00%, 12/21/19 (m), EUR	500,000	1,024,310
LeasePlan Corp. NV, 2.50%, 05/16/18 (c) (d)	3,000,000	3,027,903
Lloyds Bank Plc, 12.00%, (callable at 100 beginning 12/16/24) (c) (d) (h)	1,200,000	1,752,000
Merrill Lynch & Co. Inc., 6.88%, 04/25/18	2,500,000	2,923,055
Metropolitan Life Global Funding I, 2.30%, 04/10/19 (c) (d)	1,250,000	1,254,319
Moody’s Corp., 4.88%, 02/15/24	3,900,000	4,161,386
Morgan Stanley, 5.95%, 12/28/17	1,000,000	1,132,654
Nationwide Building Society, 6.25%, 02/25/20 (b)	1,750,000	2,048,630
New York Life Global Funding, 1.13%, 03/01/17 (c) (d)	1,000,000	999,190
Omega Healthcare Investors Inc., 4.95%, 04/01/24 (c) (d)	500,000	514,000
Piper Jaffray Cos., 2.23%, 05/31/17 (a) (c) (d)	700,000	699,602
Pricoa Global Funding I, 2.20%, 05/16/19 (c) (d)	1,500,000	1,489,755
QBE Insurance Group Ltd., 2.40%, 05/01/18 (b)	1,100,000	1,094,848
RCI Banque SA, 3.50%, 04/03/18 (b)	1,100,000	1,139,733
Santander Issuances SAU, 7.30%, 07/27/19 (a), GBP	1,000,000	1,700,964
Sberbank of Russia Via SB Capital SA
5.40%, 03/24/17	800,000	808,000
6.13%, 02/07/22 (b) (i)	500,000	493,750
6.13%, 02/07/22	900,000	888,750
SL Green Realty Corp., 4.50%, 12/01/22	1,500,000	1,518,902
SLM Corp., 8.45%, 06/15/18	900,000	1,039,500
State Bank of India, 4.13%, 08/01/17	1,250,000	1,299,713
SteelRiver Transmission Co. LLC, 4.71%, 06/30/17 (b)	228,941	240,953
Sumitomo Mitsui Financial Group Inc., 4.44%, 04/02/24 (c) (d)	1,000,000	1,040,841
Sydney Airport Finance Co. Pty Ltd., 5.13%, 02/22/21 (b) (j)	1,560,000	1,731,881
UBS AG, 7.63%, 08/17/22 (i)	3,150,000	3,743,501
Union Bank NA, 0.98%, 09/26/16 (a)	500,000	505,010
Wachovia Corp., 5.75%, 02/01/18	5,400,000	6,120,787
Wells Fargo & Co.
5.90% (callable at 100 beginning 06/15/24) (h)	1,000,000	1,044,500
4.10%, 06/03/26	2,500,000	2,517,790
Weyerhaeuser Co., 7.38%, 10/01/19	2,800,000	3,410,618
		191,442,377
HEALTH CARE - 3.0%
AbbVie Inc., 2.90%, 11/06/22	2,500,000	2,410,050
Amgen Inc.
4.50%, 03/15/20	1,400,000	1,505,756
4.10%, 06/15/21	200,000	214,473
3.63%, 05/15/22	700,000	717,714
3.63%, 05/22/24	1,500,000	1,501,992
5.15%, 11/15/41	600,000	641,488
Boston Scientific Corp., 2.65%, 10/01/18	500,000	508,053
DaVita HealthCare Partners Term Loan, 3.50%, 06/20/21 (a)	200,000	199,454
Endo Finance LLC & Endo Finco Inc., 5.38%, 01/15/23 (b)	1,100,000	1,061,500
HCA Inc., 3.75%, 03/15/19	1,000,000	992,500
Hospira Inc., 6.05%, 03/30/17	1,200,000	1,320,050
Mylan Inc., 1.80%, 06/24/16	700,000	708,775
RPI Finance Trust Term Loan, 3.25%, 05/09/18 (a)	1,430,977	1,427,399

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Valeant Pharmaceuticals Term Loan BD, 3.75%, 02/13/19 (a)	852,793	850,133
		14,059,337
INDUSTRIALS - 4.4%
AABS Ltd. Term Loan A, 4.88%, 01/10/38 (a) (b) (l)	907,340	917,298
ADT Corp.
3.50%, 07/15/22	100,000	88,500
4.13%, 06/15/23 (i)	600,000	543,000
Asciano Finance Ltd., 4.63%, 09/23/20 (b)	1,000,000	1,059,222
Aviation Capital Group Corp.
3.88%, 09/27/16 (b)	1,700,000	1,757,674
4.63%, 01/31/18 (c) (d)	1,400,000	1,481,780
7.13%, 10/15/20 (b)	1,000,000	1,150,473
AWAS Aviation Capital Ltd., 7.00%, 10/15/16 (b)	664,000	679,770
Burlington Northern Santa Fe LLC
5.40%, 06/01/41	2,500,000	2,863,945
4.38%, 09/01/42	1,000,000	982,780
Cielo SA, 3.75%, 11/16/22 (b)	500,000	471,875
Delos Finance SARL Term Loan, 2.99%, 02/27/21 (a)	1,250,000	1,245,625
Heathrow Funding Ltd., 2.50%, 06/25/17 (b)	1,100,000	1,114,563
Lender Processing Services Inc., 5.75%, 04/15/23	335,000	359,288
Masco Corp.
6.13%, 10/03/16	1,450,000	1,580,688
7.13%, 03/15/20	1,000,000	1,172,500
Penske Truck Leasing Co. LP, 3.38%, 03/15/18 (b)	1,000,000	1,042,851
USG Corp.
9.75%, 01/15/18 (j)	500,000	586,250
7.88%, 03/30/20 (b)	800,000	869,000
Verisk Analytics Inc., 4.13%, 09/12/22	975,000	1,002,836
		20,969,918
INFORMATION TECHNOLOGY - 1.5%
Activision Blizzard Inc. Term Loan B, 3.25%, 09/15/20 (a)	339,000	338,230
Baidu Inc., 3.25%, 08/06/18	2,400,000	2,471,712
Dell Inc Term Loan B, 4.50%, 03/24/20 (a)	1,588,000	1,583,633
Fidelity National Information Services Inc., 3.88%, 06/05/24	800,000	796,837
Symantec Corp., 3.95%, 06/15/22	1,400,000	1,412,537
Tencent Holdings Ltd., 3.38%, 05/02/19 (b)	500,000	507,819
		7,110,768
MATERIALS - 1.8%
ALROSA Finance SA, 7.75%, 11/03/20	1,000,000	1,065,000
Anglo American Capital Plc, 4.13%, 04/15/21 (c) (d)	200,000	204,074
Cemex SAB de CV
9.50%, 06/15/18 (b)	400,000	446,000
5.88%, 03/25/19 (b)	1,200,000	1,221,000
Corp. Nacional del Cobre de Chile, 2.25%, 07/09/24 (c) (d), EUR	800,000	1,071,516
EuroChem Mineral & Chemical Co. OJSC via EuroChem GI Ltd., 5.13%, 12/12/17 (b) (i)	600,000	579,000
Georgia-Pacific LLC, 5.40%, 11/01/20 (b)	500,000	572,220
Goldcorp Inc., 3.63%, 06/09/21	400,000	405,083
Mongolian Mining Corp., 8.88%, 03/29/17 (b) (i)	500,000	315,000
OJSC Novolipetsk Steel via Steel Funding Ltd., 4.45%, 02/19/18 (b) (i)	700,000	681,625
Xstrata Finance Canada Ltd., 2.70%, 10/25/17 (b)	1,700,000	1,741,281
		8,301,799
TELECOMMUNICATION SERVICES - 4.2%
America Movil SAB de CV, 6.00%, 06/09/19, MXN	16,100,000	1,230,838
AT&T Inc., 4.80%, 06/15/44 (i)	600,000	608,256
CC Holdings GS V LLC, 2.38%, 12/15/17 (i)	550,000	560,393
Crown Castle International Corp., 5.25%, 01/15/23	500,000	505,000
Crown Castle Towers LLC, 5.50%, 01/15/17 (b)	1,500,000	1,615,347
Intelsat Jackson Holdings SA Term Loan B-1, 3.75%, 04/02/18 (a)	1,342,495	1,337,219
Telecom Italia SpA
4.50%, 09/20/17, EUR	125,000	179,933
6.38%, 06/24/19, GBP	200,000	363,164
Telefonica Emisiones SAU, 0.88%, 06/23/17 (a)	1,000,000	1,000,556
Verizon Communications Inc.
4.50%, 09/15/20	1,200,000	1,306,676
5.15%, 09/15/23	3,100,000	3,426,343
6.55%, 09/15/43	4,000,000	5,015,200
Verizon Wireless Capital LLC, 8.50%, 11/15/18	1,333,000	1,665,765
Virgin Media Secured Finance Plc, 5.38%, 04/15/21 (b)	800,000	808,000
		19,622,690
UTILITIES - 3.5%
Appalachian Power Co., 5.00%, 06/01/17	2,000,000	2,189,238
CMS Energy Corp., 5.05%, 02/15/18	1,500,000	1,654,994
Delmarva Power & Light Co., 3.50%, 11/15/23	1,700,000	1,739,462
Duquesne Light Holdings Inc., 5.90%, 12/01/21 (b)	1,200,000	1,393,513
ENN Energy Holdings Ltd., 6.00%, 05/13/21	400,000	445,616
IPALCO Enterprises Inc., 7.25%, 04/01/16 (c) (d)	1,400,000	1,491,000
Israel Electric Corp. Ltd.
5.63%, 06/21/18	1,250,000	1,332,500
7.25%, 01/15/19 (b)	950,000	1,068,750
Jersey Central Power & Light Co., 4.80%, 06/15/18	3,000,000	3,223,557
MidAmerican Energy Holdings Co., 5.95%, 05/15/37	1,500,000	1,824,050
Tokyo Electric Power Co. Inc.
1.57%, 10/29/14, JPY	10,000,000	97,038
5.05%, 11/28/14, JPY	10,000,000	98,122
		16,557,840
Total Corporate Bonds and Notes (cost $358,319,802)		365,444,589

GOVERNMENT AND AGENCY OBLIGATIONS - 21.7%
GOVERNMENT SECURITIES - 18.6%
Municipals - 1.6%
City of New York, 5.97%, 03/01/36	1,000,000	1,225,750
Los Angeles Community College District, 6.75%, 08/01/49	1,165,000	1,677,833
Metropolitan Transportation Authority, RB, 6.81%, 11/15/40	1,000,000	1,361,310
Port Authority of New York & New Jersey, GO, 4.93%, 10/01/51	1,000,000	1,119,760

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Sacramento Municipal Utility District, RB, 6.16%, 05/15/36	1,000,000	1,199,520
Triborough Bridge & Tunnel Authority, GO, 5.50%, 11/15/39	1,000,000	1,144,860
		7,729,033
Sovereign - 3.0%
Autonomous Community of Valencia, Spain, 4.38%, 07/16/15, EUR	200,000	275,261
Indonesia Government International Bond, 2.88%, 07/08/21 (b), EUR	700,000	942,019
Italy Buoni Poliennali Del Tesoro, 5.50%, 11/01/22, EUR	5,500,000	9,103,060
Slovenia Government International Bond
4.70%, 11/01/16 (b), EUR	1,300,000	1,873,163
4.13%, 02/18/19 (b)	2,000,000	2,081,040
		14,274,543
U.S. Treasury Securities - 14.0%
U.S. Treasury Bond
3.13%, 02/15/42 (n)	10,500,000	10,183,362
3.63%, 08/15/43 - 02/15/44 (n)	5,800,000	6,140,688
3.75%, 11/15/43 (n) (o)	13,925,000	15,082,516
Principal Only, 0.00%, 08/15/43 (k) (n) (o)	20,000,000	7,326,160
Principal Only, 0.00%, 11/15/43 (k)	25,400,000	9,217,685
Principal Only, 0.00%, 02/15/44 (k) (n)	10,100,000	3,626,799
U.S. Treasury Note
0.50%, 08/15/14 (o)	212,000	212,037
0.25%, 02/28/15 (o)	552,000	552,539
2.75%, 02/15/24 (n)	13,400,000	13,642,875
		65,984,661
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 3.1%
Federal National Mortgage Association - 3.1%
Federal National Mortgage Association
3.00%, 08/15/43, TBA (n)	14,000,000	13,706,598
4.00%, 09/15/44, TBA (n)	1,000,000	1,047,988
		14,754,586

Total Government and Agency Obligations (cost $102,160,012)		102,742,823

PREFERRED STOCKS - 0.4%
FINANCIALS - 0.4%
CoBank ACB, 6.25%, (callable at 100 beginning 10/01/22) (c) (d) (h)	20,000	2,068,750
Total Preferred Stocks (cost $2,125,000)		2,068,750

TRUST PREFERREDS - 1.2%
FINANCIALS - 1.2%
Citigroup Capital XIII, 7.88%, (callable at 25 beginning 10/30/15)	202,500	5,485,725

UTILITIES - 0.0%
SCE Trust III, 5.75%, (callable at 25 beginning 03/15/24) (h) (i)	4,000	103,560
Total Trust Preferreds (cost $5,666,915)		5,589,285

PURCHASED OPTIONS - 0.1%
Interest Rate Put Swaption, 3 month LIBOR versus 3.45% fixed, Expiration 09/21/15, DUB (d)	50	287,123
Total Purchased Options (cost $396,342)		287,123

SHORT TERM INVESTMENTS - 5.7%
Certificates of Deposit - 0.5%
Banco Bilbao Vizcaya Argentaria, 1.08%, 05/16/16 (a)	$1,250,000	1,249,553
Intesa Sanpaolo SpA, 1.61%, 04/11/16 (a)	1,000,000	1,009,649
		2,259,202
Repurchase Agreements - 2.9%
Repurchase Agreement with MLP, 0.13% (Collateralized by $13,987,000 U.S. Treasury Note, 1.50%, due 02/28/19, value $13,877,727) acquired 07/31/14, due 08/01/14 at $13,600,049	13,600,000	13,600,000
Securities Lending Collateral - 2.0%
BlackRock Liquidity Funds TempFund Portfolio, 0.10% (p)	3,000,000	3,000,000
Fidelity Institutional Money Market Portfolio, 0.09% (p)	4,000,000	4,000,000
Repurchase Agreement with CSI, 0.06% (Collateralized by $3,191,091 U.S. Treasury Bond Strip, due 08/15/16-11/15/39, value $1,530,025) acquired on 07/31/14, due 08/01/14 at $1,500,003	$1,500,000	1,500,000
Repurchase Agreement with DUB, 0.09% (Collateralized by $26,724 U.S. Treasury Inflation Indexed Note, 0.63%, due 07/15/21, value $29,499, $815,838 U.S. Treasury Note 2.38-3.25%, due 10/31/14-05/31/16, value $841,623, and $837,872 U.S. Treasury Bond Strip, due 05/15/40, value $353,029) acquired on 07/31/14, due 08/01/14 at $1,200,151	1,200,147	1,200,147
		9,700,147
Treasury Securities - 0.3%
U.S. Treasury Bill
0.05%, 10/09/14 (o)	269,000	268,995
0.05%, 10/16/14 (o)	392,000	391,986
0.04%, 11/06/14 (o)	172,000	171,987
0.06%, 12/26/14 (o)	340,000	339,927
0.05%, 01/02/15 (o)	215,000	214,956
		1,387,851
Total Short Term Investments (cost $26,937,931)		26,947,200

Total Investments - 116.6% (cost $541,465,866)		550,711,089
Other Assets and Liabilities, Net - (16.6%)		(78,338,764)
Total Net Assets - 100.0%		$472,372,325

(a)	Variable rate security. Rate stated was in effect as of July 31, 2014.
(b)

The Sub-Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, to be liquid based on procedures approved by the Trust’s Board of Trustees. As of July 31, 2014, the aggregate value of these liquid securities was $92,119,708 which represented 19.5% of net assets.

(c)	Security is restricted to resale to institutional investors. See Restricted Securities in these Schedules of Investments.
(d)	The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the Trust’s Board of Trustees.

See accompanying Notes to Schedules of Investments.

Curian/PIMCO Income Fund (continued)

(e)	This variable rate senior loan will settle after July 31, 2014, at which time the interest rate will be determined.
(f)	Security is in default relating to principal, dividends and/or interest.
(g)	Non-income producing security.
(h)	Perpetual maturity security.
(i)	All or portion of the security was on loan.
(j)	The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.
(k)	Security issued with a zero coupon. Income is recognized through the accretion of discount.
(l)

Security fair valued in good faith in accordance with the procedures approved by the Trust’s Board of Trustees. Good faith fair valued securities may be classified as Level 2 or Level 3 for Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 820 “Fair Value Measurements and Disclosures” based on the applicable valuation inputs. See FASB ASC Topic 820 “Fair Value Measurements and Disclosures” in the Notes to Schedules Investments.

(m)	Convertible security.
(n)	All or a portion of the investment was purchased on a delayed delivery basis. As of July 31, 2014, the total cost of investments purchased on a delayed delivery basis was $70,754,392.
(o)	All or a portion of the securities is pledged or segregated as collateral.
(p)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of July 31, 2014.

Restricted Securities - The Fund invests in securities that are restricted under the Securities Act of 1933 or which are subject to legal, contractual, or other agreed upon restrictions on resale. Restricted securities are often purchased in private placement transactions and cannot be sold without prior registration unless the sale is pursuant to an exemption under the Securities Exchange Act of 1933, as amended.  As of July 31, 2014, the Fund held investments in restricted securities, excluding certain securities exempt from registration under the 1933 Act which are deemed to be liquid, as follows:

	Initial Acquisition Date	Cost	Ending Value	Percent of Net Assets
Anglo American Capital Plc, 4.13%, 04/15/21	04/09/2014	$199,270	$204,074	—%
Aviation Capital Group Corp., 4.63%, 01/31/18	02/12/2013	1,419,059	1,481,780	0.3
BPCE SA, 5.15%, 07/21/24	03/13/2014	1,582,097	1,675,742	0.4
BPCE SA, 5.70%, 10/22/23	10/16/2013	798,750	870,720	0.2
Banque PSA Finance SA, 4.38%, 04/04/16	02/25/2013	1,703,548	1,759,500	0.4
CoBank ACB, 6.25%, (callable at 100 beginning 10/01/22)	06/03/2013	2,125,000	2,068,750	0.4
Corp. Nacional del Cobre de Chile, 2.25%, 07/09/24	07/03/2014	1,078,313	1,071,516	0.2
Credit Agricole SA, 2.50%, 04/15/19	04/10/2014	1,997,620	2,006,888	0.4
DBS Group Holdings Ltd., 2.25%, 07/16/19	07/10/2014	800,000	796,074	0.2
Enable Midstream Partners LP, 2.40%, 05/15/19	05/20/2014	1,199,142	1,190,784	0.2
Federal Express Corp. Pass-Through Trust, 2.63%, 01/15/18	01/23/2012	936,594	950,109	0.2
ING Bank NV, 2.00%, 09/25/15	09/19/2012	998,871	1,013,618	0.2
ING Bank NV, 5.80%, 09/25/23	04/03/2014	1,065,033	1,115,248	0.2
IPALCO Enterprises Inc., 7.25%, 04/01/16	12/09/2011	1,444,921	1,491,000	0.3
Intesa Sanpaolo SpA, 5.02%, 06/26/24	06/20/2014	600,000	593,234	0.1
LeasePlan Corp. NV, 2.50%, 05/16/18	05/08/2013	2,989,237	3,027,903	0.6
Lloyds Bank Plc, 12.00%, (callable at 100 beginning 12/16/24)	10/17/2013	1,589,043	1,752,000	0.4
Metropolitan Life Global Funding I, 2.30%, 04/10/19	04/08/2014	1,248,458	1,254,319	0.3
New York Life Global Funding, 1.13%, 03/01/17	01/17/2014	998,219	999,190	0.2
Omega Healthcare Investors Inc., 4.95%, 04/01/24	03/07/2014	493,114	514,000	0.1
Petrofac Ltd., 3.40%, 10/10/18	10/04/2013	697,781	722,268	0.2
Piper Jaffray Cos., 2.23%, 05/31/17	06/03/2014	700,000	699,602	0.1
Pricoa Global Funding I, 2.20%, 05/16/19	05/14/2014	1,500,000	1,489,755	0.3
SBA Tower Trust, 4.25%, 04/15/15	12/12/2011	1,021,960	1,023,865	0.2
Sumitomo Mitsui Financial Group Inc., 4.44%, 04/02/24	03/27/2014	1,000,000	1,040,841	0.2
		$30,186,030	$30,812,780	6.3%

See accompanying Notes to Schedules of Investments.

Curian/PIMCO Income Fund (continued)

Schedule of Written Options

	Expiration Date	Exercise Price	Contracts/Notional Contracts	Value
Foreign Currency Options
Brazilian Real versus USD Call Option, BOA	05/27/2015	2.65	2,800,000	$(73,225)
Brazilian Real versus USD Call Option, GSB	06/02/2015	2.70	1,200,000	(28,215)
Indian Rupee versus USD Call Option, BOA	02/27/2015	65.20	1,500,000	(19,670)
Indian Rupee versus USD Call Option, GSB	06/02/2015	67.00	1,100,000	(18,985)
Indian Rupee versus USD Call Option, MSC	06/03/2015	65.90	2,000,000	(39,938)
			8,600,000	$(180,033)
Index Options
iTraxx Europe Main Series 21 Put Option, CIT	09/17/2014	0.95	72	$(2,999)
iTraxx Europe Main Series 21 Put Option, GSI	12/17/2014	0.95	88	(19,755)
			160	$(22,754)
Interest Rate Swaptions
Put Swaption, 3-Month LIBOR versus 2.50% fixed, DUB	09/21/2015	N/A	208	$(377,442)

Summary of Written Options

	Contracts	Premiums
Options outstanding at October 31, 2013	3,232	$959,261
Options written during the period	14,341,817	985,779
Options closed during the period	(1,414)	(151,703)
Options expired during the period	(5,743,267)	(1,139,679)
Options outstanding at July 31, 2014	8,600,368	$653,658

Schedule of Open Futures Contracts

	Expiration	Contracts Long	Unrealized Depreciation
U.S. Treasury Note Future, 10-Year	September 2014	150	$(74,110)

Schedule of Open Forward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)
BRL/USD	01/04/2017	DUB	BRL	4,658,675	$1,706,130	$66,330
EUR/USD	08/05/2014	CIT	EUR	18,149,000	24,302,433	(89,823)
GBP/USD	09/11/2014	BCL	GBP	2,157,000	3,640,490	(56,900)
INR/USD	10/15/2014	UBS	INR	68,176,940	1,107,086	(12,956)
MXN/USD	08/25/2014	GSC	MXN	56,256,872	4,248,580	(22,202)
USD/AUD	08/05/2014	CIT	AUD	(1,125,000)	(1,045,387)	9,096
USD/BRL	01/04/2017	BNP	BRL	(4,658,675)	(1,706,131)	(66,330)
USD/CAD	09/18/2014	CIT	CAD	(354,000)	(324,312)	821
USD/EUR	08/05/2014	CIT	EUR	(2,584,000)	(3,460,107)	49,886
USD/EUR	08/05/2014	DUB	EUR	(12,513,000)	(16,755,543)	254,645
USD/EUR	08/05/2014	BCL	EUR	(2,236,000)	(2,994,118)	53,075
USD/EUR	08/05/2014	CSI	EUR	(816,000)	(1,092,665)	15,992
USD/EUR	09/03/2014	CIT	EUR	(18,329,000)	(24,545,686)	89,174
USD/EUR	09/03/2014	BOA	EUR	(1,658,000)	(2,220,347)	9,993
USD/EUR	09/03/2014	DUB	EUR	(719,000)	(962,865)	3,402
USD/GBP	09/11/2014	BCL	GBP	(8,735,000)	(14,742,550)	(80,774)
USD/JPY	08/05/2014	BCL	JPY	(580,600,000)	(5,644,324)	73,867
USD/JPY	09/03/2014	CIT	JPY	(84,400,000)	(820,638)	8,065
USD/JPY	09/03/2014	UBS	JPY	(580,600,000)	(5,645,290)	(4,782)
USD/MXN	09/23/2014	GSC	MXN	(6,178,000)	(465,542)	8,176
USD/MXN	10/22/2014	BNP	MXN	(15,983,000)	(1,201,970)	13,098
USD/MXN	08/25/2014	GSC	MXN	(19,320,093)	(1,459,074)	22,926
USD/MXN	08/25/2014	BOA	MXN	(24,495,130)	(1,849,899)	20,101
ZAR/USD	10/15/2014	DUB	ZAR	1,274,818	117,421	(1,345)
					$(51,814,308)	$363,535

See accompanying Notes to Schedules of Investments.

Curian/PIMCO Income Fund (continued)

Schedule of Interest Rate Swap Agreements

Counterparty	Floating Rate Index	Fund Paying Floating Rate	Fixed Rate	Expiration Date	Notional Amount(1)		Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
Over the Counter Interest Rate Swap Agreements
DUB	Brazil Interbank Deposit Rate	Paying	12.56%	01/04/2021	BRL	14,000,000	$(6,626)	$185,082
GSB	Brazil Interbank Deposit Rate	Paying	12.06%	01/04/2021	BRL	2,400,000	8,579	3,564
BNP	Mexican Interbank Rate	Paying	6.80%	12/26/2023	MXN	75,500,000	99,031	202,300
GSB	Mexican Interbank Rate	Paying	5.00%	02/22/2023	MXN	50,000,000	(73,691)	(207,127)
							$27,293	$183,819

Counterparty	Floating Rate Index	Fund Paying / Receiving Floating Rate	Fixed Rate	Expiration Date	Notional Amount(1)		Unrealized Appreciation / (Depreciation)
Centrally Cleared Interest Rate Swap Agreements
N/A	3-Month EURIBOR	Receiving	0.40%	03/16/2015	EUR	14,100,000	$(23,622)
N/A	3-Month LIBOR	Receiving	2.70%	05/21/2024		30,500,000	(55,912)
N/A	3-Month LIBOR	Paying	2.70%	07/18/2024		9,700,000	(3,981)
N/A	6-Month EURIBOR	Receiving	2.00%	09/17/2024	EUR	7,700,000	(462,412)
N/A	6-Month EURIBOR	Receiving	3.00%	09/17/2024	EUR	2,800,000	(55,612)
N/A	British Bankers’ Association Yen LIBOR	Paying	1.00%	09/18/2023	JPY	770,000,000	(282,792)
N/A	Mexican Interbank Rate	Paying	6.80%	12/26/2023	MXN	14,400,000	12,405
							$(871,926)

Schedule of Credit Default Swap Agreements

Counterparty	Reference Obligation	Implied Credit Spread(3)	Fixed Rate(6)	Expiration Date	Notional Amount(1),(5)	Value	Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
Over the Counter Credit Default Swap Agreements
Credit default swap agreements - sell protection (2)
DUB	BNP Paribas, 2.88%, 09/26/2023	0.65%	1.00%	03/20/2019	$(1,539,903)	$24,869	$15,351	$11,315
BNP	Carlsberg Breweries A/S, 3.34%, 10/13/2017	0.78%	1.00%	03/20/2019	(133,905)	1,367	701	821
GSI	Carlsberg Breweries A/S, 3.34%, 10/13/2017	0.78%	1.00%	03/20/2019	(133,905)	1,367	601	922
BNP	Commonwealth Bank of Australia, 2.25%, 03/13/2019	0.49%	1.00%	06/20/2019	(500,000)	12,127	8,858	3,852
CIT	Commonwealth Bank of Australia, 2.25%, 03/13/2019	0.49%	1.00%	06/20/2019	(600,000)	14,553	10,930	4,323
DUB	Commonwealth Bank of Australia, 6.25%, 01/20/2015	0.46%	1.00%	03/20/2019	(900,000)	22,065	9,623	13,491
DUB	Commonwealth Bank of Australia, 6.25%, 01/20/2015	0.49%	1.00%	06/20/2019	(1,000,000)	24,254	15,357	10,064
GSI	Community Health Systems Inc., 8.00%, 11/15/2019	3.88%	5.00%	03/20/2021	(500,000)	30,950	36,014	(2,147)
MSS	Domtar Corporation, 7.13%, 08/15/2015	1.54%	1.00%	03/20/2019	(500,000)	(11,904)	(11,395)	75
CSI	Encana Corp., 4.75%, 10/15/2013	0.43%	1.00%	03/20/2018	(2,000,000)	41,008	(26,492)	69,833
MSS	Federated Republic of Brazil, 12.25%, 03/06/2030	0.83%	1.00%	12/20/2016	(6,500,000)	26,784	(113,735)	148,103
BBP	Ford Motor Co., 6.50%, 08/01/2018	0.27%	5.00%	12/20/2015	(1,050,000)	69,450	87,912	(12,337)
BBP	General Electric Capital Corp., 5.63%, 09/15/2017	0.50%	1.00%	03/20/2019	(1,700,000)	38,433	19,911	20,505
DUB	General Motors Co., 4.88%, 10/02/2023	1.36%	5.00%	03/20/2019	(1,000,000)	159,871	166,945	(1,241)
CSI	Glencore Finance Europe, 6.50%, 02/27/2019	1.07%	1.00%	12/20/2018	(870,380)	(2,498)	(24,233)	22,750
CSI	HJ Heinz Co., 6.38%, 07/15/2028	0.97%	1.00%	03/20/2018	(100,000)	101	(2,979)	3,196
DUB	HSBC Bank Plc, 4.00%, 01/15/2021	0.66%	1.00%	03/20/2021	(1,350,000)	28,602	(869)	31,046
BOA	KB Home, 9.10%, 09/15/2017	2.45%	5.00%	09/20/2018	(500,000)	49,550	25,563	26,904
GSI	KB Home, 9.10%, 09/15/2017	2.45%	5.00%	09/20/2018	(700,000)	69,371	35,279	38,175
BBP	Kingdom of Spain, 5.50%, 07/30/2017	0.63%	1.00%	12/20/2018	(500,000)	7,913	(29,438)	37,934
BBP	Kingdom of Spain, 5.50%, 07/30/2017	0.68%	1.00%	06/20/2019	(3,700,000)	56,215	23,637	36,895
BOA	Kingdom of Spain, 5.50%, 07/30/2017	0.63%	1.00%	12/20/2018	(100,000)	1,583	(5,896)	7,596
GSI	Kingdom of Spain, 5.50%, 07/30/2017	0.63%	1.00%	12/20/2018	(800,000)	12,661	(25,660)	39,254
MSS	Kingdom of Spain, 5.50%, 07/30/2017	0.65%	1.00%	03/20/2019	(3,700,000)	57,391	(22,715)	84,423
MSS	Kingdom of Spain, 5.50%, 07/30/2017	0.68%	1.00%	06/20/2019	(550,000)	8,356	2,404	6,594
BNP	Lafarge SA, 5.38%, 11/29/2018	1.44%	1.00%	03/20/2021	(1,004,285)	(27,327)	(96,012)	69,856
CSI	Lafarge SA, 5.38%, 11/29/2018	1.44%	1.00%	03/20/2021	(1,339,047)	(36,437)	(134,551)	99,677
BBP	Metlife Inc., 4.75%, 02/08/2021	0.53%	1.00%	12/20/2018	(3,000,000)	60,106	—	63,606
BBP	Morgan Stanley, 6.00%, 04/28/2015	0.68%	1.00%	12/20/2018	(2,500,000)	34,280	3,613	33,583
BNP	Petrobras International Finance Co., 8.38%, 12/10/2018	2.29%	1.00%	06/20/2019	(1,000,000)	(58,428)	(76,887)	19,626
DUB	Petrobras International Finance Co., 8.38%, 12/10/2018	0.71%	1.00%	03/20/2015	(700,000)	1,316	(6,338)	8,470

See accompanying Notes to Schedules of Investments.

Curian/PIMCO Income Fund (continued)

Schedule of Credit Default Swap Agreements (continued)

Counterparty	Reference Obligation	Implied Credit Spread(3)	Fixed Rate(6)	Expiration Date	Notional Amount(1),(5)	Value	Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
Over the Counter Credit Default Swap Agreements (continued)
Credit default swap agreements - sell protection (2) (continued)
DUB	Petrobras International Finance Co., 8.38%, 12/10/2018	0.81%	1.00%	06/20/2015	$(1,200,000)	$2,055	$(3,435)	$6,890
DUB	Prudential Financial Inc., 6.10%, 06/15/2017	0.53%	1.00%	12/20/2018	(2,500,000)	50,342	—	53,258
DUB	Republic of Colombia, 10.38%, 01/28/2033	0.37%	1.00%	03/20/2016	(250,000)	2,577	1,503	1,365
GSI	Republic of Colombia, 10.38%, 01/28/2033	0.37%	1.00%	03/20/2016	(750,000)	7,730	4,509	4,096
CSI	Telecom Italia SpA, 5.38%, 01/29/2019	1.79%	1.00%	06/20/2019	(133,905)	(4,928)	(8,713)	3,941
CSI	Telefonica Emisiones, 4.38%, 02/02/2016	1.25%	1.00%	06/20/2021	(937,333)	(14,991)	(38,548)	24,651
BBP	The Republic of Italy, 6.88%, 09/27/2023	0.93%	1.00%	12/20/2018	(400,000)	1,105	(26,228)	27,800
BBP	The Republic of Italy, 6.88%, 09/27/2023	0.93%	1.00%	12/20/2018	(1,200,000)	3,315	(92,049)	96,764
DUB	The Republic of Italy, 6.88%, 09/27/2023	0.96%	1.00%	03/20/2019	(1,000,000)	1,682	(21,524)	24,374
DUB	The Republic of Italy, 6.88%, 09/27/2023	0.96%	1.00%	03/20/2019	(7,600,000)	12,787	(145,892)	167,545
DUB	The Republic of Italy, 6.88%, 09/27/2023	0.96%	1.00%	03/20/2019	(3,700,000)	6,225	(64,017)	74,559
DUB	The Republic of Italy, 6.88%, 09/27/2023	0.99%	1.00%	06/20/2019	(4,300,000)	2,552	32,797	(25,229)
GSI	The Republic of Italy, 6.88%, 09/27/2023	0.93%	1.00%	12/20/2018	(1,100,000)	3,039	(71,645)	75,968
MSS	The Republic of Italy, 6.88%, 09/27/2023	0.93%	1.00%	12/20/2018	(500,000)	1,381	(32,566)	34,531
MSS	The Republic of Italy, 6.88%, 09/27/2023	0.99%	1.00%	06/20/2019	(2,400,000)	1,424	17,154	(12,930)
DUB	UK Gilt Treasury Bond, 4.25%, 06/07/2032	0.08%	1.00%	12/20/2016	(3,000,000)	66,414	10,972	58,942
BOA	United Mexican States, 5.95%, 03/19/2019	0.72%	1.00%	12/20/2018	(200,000)	2,391	(539)	3,163
BOA	United Mexican States, 5.95%, 03/19/2019	0.77%	1.00%	03/20/2019	(500,000)	5,111	3,548	2,146
DUB	United Mexican States, 5.95%, 03/19/2019	0.72%	1.00%	12/20/2018	(500,000)	5,977	1,708	4,852
DUB	United Mexican States, 5.95%, 03/19/2019	0.77%	1.00%	03/20/2019	(2,950,000)	30,154	22,428	11,168
GSI	United Mexican States, 5.95%, 03/19/2019	0.72%	1.00%	12/20/2018	(2,000,000)	23,908	1,172	25,069
MSS	United Mexican States, 5.95%, 03/19/2019	0.41%	1.00%	12/20/2016	(6,000,000)	84,328	(97,951)	189,279
MSS	United Mexican States, 5.95%, 03/19/2019	0.77%	1.00%	03/20/2019	(1,150,000)	11,755	5,021	8,076
BNP	UnityMedia KabelBW GmbH, 9.63%, 12/01/2019	2.35%	5.00%	03/20/2019	(1,339,046)	155,156	134,835	28,132
BBP	UPC Holding BV, 8.38%, 08/15/2020	3.39%	5.00%	03/20/2021	(267,809)	25,017	26,108	472
BOA	UPC Holding BV, 8.38%, 08/15/2020	2.57%	5.00%	03/20/2019	(669,523)	70,956	42,074	32,787
BBP	Virgin Media Finance Plc, 7.00%, 04/15/2023	3.40%	5.00%	06/20/2021	(401,714)	38,432	40,230	546
DUB	Whirlpool Corp., 7.75%, 07/15/2016	0.48%	1.00%	03/20/2018	(1,400,000)	26,219	(17,635)	45,488
					$(88,820,755)	$1,340,062	$(391,184)	$1,864,867

Counterparty	Reference Obligation	Implied Credit Spread(3)	Fixed Rate(6)	Expiration Date	Notional Amount(1),(5)	Value(4)	Unrealized Appreciation / (Depreciation)
Centrally Cleared Credit Default Swap Agreements
Credit default swap agreements - sell protection (2)
N/A	CDX.NA.HY-22	N/A	5.00%	06/20/2019	$(990,000)	$66,111	$(11,901)
N/A	CDX.NA.IG-17	N/A	1.00%	12/20/2016	(4,830,000)	80,904	6,265
N/A	CDX.NA.IG-17	N/A	1.00%	12/20/2021	(75,000)	530	1,467
N/A	CDX.NA.IG-22	N/A	1.00%	06/20/2019	(25,000,000)	417,975	(87,410)
N/A	iTraxx Europe Series 21	N/A	1.00%	06/20/2019	(6,628,281)	108,624	46,058
					$(37,523,281)	$674,144	$(45,521)

(1)Notional amount is stated in USD unless otherwise noted.

(2)If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay the buyer of protection an amount equal to the notional amount of the referenced obligation and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the reference obligation or underlying securities comprising the referenced index.

(3)Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swap agreements on corporate issues and sovereign issues serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative.  The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement.  Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the applicable agreement.

(4)The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)The maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs is limited to the total notional amount which is defined under the terms of each swap agreement.

(6)If the Fund is a seller of protection, the Fund receives the fixed rate.

See accompanying Notes to Schedules of Investments.

Curian Series Trust (Unaudited)

Schedules of Investments

July 31, 2014

	Shares/Par †	Value
Curian/PIMCO Total Return Fund
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 10.0%
Accredited Mortgage Loan Trust REMIC, 0.42%, 09/25/36 (a)	$10,000,000	$8,342,350
ACE Securities Corp. Home Equity Loan Trust REMIC, 1.19%, 10/25/34 (a)	2,787,057	2,608,164
Asset Backed Securities Corp. Home Equity Loan Trust REMIC, 1.50%, 04/15/33 (a)	1,950,722	1,863,538
Banc of America Funding Ltd., 0.42%, 10/03/39 (a) (b) (c)	3,406,714	3,378,151
Banc of America Funding Trust REMIC, 5.04%, 02/20/35 (a)	498,932	500,301
Bear Stearns Asset Backed Securities I Trust REMIC, 0.65%, 09/25/35 (a)	6,000,000	4,609,866
Citigroup Mortgage Loan Trust REMIC, 2.51%, 10/25/35 (a)	162,356	160,519
Countrywide Asset-Backed Certificates REMIC, 0.91%, 06/25/34 (a)	6,700,000	6,412,831
Credit Suisse Commercial Mortgage Trust REMIC, 5.38%, 02/17/40	581,477	628,432
Dell Equipment Finance Trust, 0.26%, 08/14/15 (d) (e)	4,900,000	4,900,000
Delta Air Lines Inc. Pass-Through Trust, 7.75%, 06/17/21	245,295	289,111
Delta Funding Corp. Home Equity Loan Trust, 2.03%, 12/25/31 (a)	5,020,357	4,656,853
First Horizon Alternative Mortgage Securities Trust REMIC, 2.21%, 06/25/34 (a)	770,909	763,287
First Horizon Mortgage Pass-Through Trust REMIC, 2.57%, 06/25/35 (a)	2,316,159	2,177,789
Greenwich Capital Commercial Funding Corp. Commercial Mortgage Trust REMIC, 5.44%, 03/10/39	1,200,000	1,301,188
GSAA Trust REMIC, 0.43%, 06/25/35 (a)	910,641	858,761
GSR Mortgage Loan Trust REMIC, 2.66%, 09/25/35 (a)	1,643,582	1,657,893
Impac Secured Assets Trust REMIC, 0.33%, 01/25/37 (a)	11,064,685	9,120,056
IndyMac INDX Mortgage Loan Trust REMIC, 0.41%, 09/25/37 (a)	1,099,764	957,060
JPMorgan Chase Commercial Mortgage Securities Trust REMIC
5.34%, 05/15/47	1,400,000	1,510,575
5.42%, 01/15/49	379,019	411,384
JPMorgan Mortgage Trust REMIC, 5.50%, 04/25/36	273,036	280,601
Lehman Mortgage Trust REMIC, 6.00%, 09/25/37	1,279,093	1,223,481
Lehman XS Trust REMIC, 0.34%, 07/25/37 (a)	8,926,727	6,187,525
Merit Securities Corp. REMIC, 0.77%, 04/28/27 (a) (d)	67,525	59,588
Merrill Lynch/Countrywide Commercial Mortgage Trust REMIC, 5.49%, 03/12/51 (a)	1,500,000	1,631,611
Morgan Stanley Mortgage Loan Trust REMIC, 0.42%, 04/25/35 (a)	316,815	294,416
Morgan Stanley Re-REMIC Trust, 6.00%, 08/15/45 (a) (d)	1,306,240	1,434,552
MortgageIT Trust REMIC, 0.46%, 08/25/35 (a)	1,320,602	1,254,235
Northwest Airlines Pass-Through Trust, 7.15%, 04/01/21	6,051,558	6,656,713
Panhandle-Plains Higher Education Authority Inc. REMIC, 1.36%, 10/01/35 (a)	3,326,260	3,375,053
PHH Mortgage Capital LLC REMIC, 5.56%, 07/18/35 (a)	1,277,728	1,340,107
Provident Funding Mortgage Loan Trust REMIC, 2.46%, 10/25/35 (a)	1,033,862	1,035,012
Securitized Asset Backed Receivables LLC Trust REMIC, 0.60%, 08/25/35 (a)	5,900,000	3,629,639
SG Mortgage Securities Trust REMIC, 0.37%, 10/25/36 (a)	6,703,000	3,560,486
SLM Private Education Loan Trust, 1.25%, 08/15/23 (a) (d)	4,629,843	4,663,284
Soundview Home Loan Trust REMIC
0.40%, 07/25/36 (a)	1,900,000	1,126,833
0.29%, 12/25/36 (a)	595,246	569,156
Wachovia Bank Commercial Mortgage Trust REMIC, 5.34%, 12/15/43	1,000,000	1,085,893
Washington Mutual Mortgage Pass-Through Certificates REMIC
2.37%, 08/25/35 (a)	180,537	180,445
1.32%, 11/25/42 (a)	4,452,353	4,381,641
Wells Fargo Mortgage Backed Securities Trust REMIC, 2.61%, 07/25/36 (a)	1,351,273	1,312,690
Total Non-U.S. Government Agency Asset-Backed Securities (cost $94,986,270)		102,391,070

CORPORATE BONDS AND NOTES - 28.9%
CONSUMER DISCRETIONARY - 1.5%
Daimler Finance North America LLC, 2.95%, 01/11/17 (d)	2,771,000	2,871,218
Marks & Spencer Plc, 6.25%, 12/01/17 (b) (c)	2,300,000	2,581,143
MGM Resorts International
6.63%, 07/15/15	500,000	519,750
7.63%, 01/15/17	8,747,000	9,665,435
		15,637,546
CONSUMER STAPLES - 0.4%
Kraft Foods Group Inc., 1.63%, 06/04/15	1,000,000	1,009,140
Kroger Co., 0.76%, 10/17/16 (a)	2,700,000	2,705,894
		3,715,034
ENERGY - 1.0%
Canadian Natural Resources Ltd., 0.61%, 03/30/16 (a)	4,900,000	4,914,891
Petrobras International Finance Co., 7.88%, 03/15/19	300,000	345,300
Rosneft Finance SA
6.25%, 02/02/15	4,100,000	4,135,875
7.50%, 07/18/16	900,000	951,750
		10,347,816
FINANCIALS - 20.5%
Abbey National Treasury Services Plc, 3.88%, 11/10/14	1,500,000	1,513,911
Ally Financial Inc.
6.75%, 12/01/14	2,900,000	2,932,625
6.75%, 12/01/14	900,000	911,250
8.30%, 02/12/15	6,700,000	6,901,000
4.63%, 06/26/15	700,000	712,250
3.50%, 07/18/16	3,000,000	3,054,375
2.75%, 01/30/17	600,000	594,000
5.50%, 02/15/17	3,500,000	3,727,500
American Express Bank FSB, 6.00%, 09/13/17	3,300,000	3,745,797

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
American Express Co., 6.80%, 09/01/66 (a)	3,489,000	3,803,010
American International Group Inc., 8.18%, 05/15/58 (a)	5,600,000	7,735,000
Banco do Brasil SA
4.50%, 01/22/15 (d)	1,300,000	1,316,900
6.00%, 01/22/20 (d) (f)	200,000	220,000
Banco Mercantil del Norte SA, 4.38%, 07/19/15 (d) (f)	2,900,000	2,972,500
Banco Santander Brasil SA, 4.25%, 01/14/16 (d)	1,000,000	1,032,500
Banco Santander Chile, 1.13%, 04/11/17 (a) (d)	3,700,000	3,699,933
Bank of America Corp.
1.50%, 10/09/15	4,300,000	4,337,423
0.87%, 05/23/17 (a), EUR	1,200,000	1,592,876
Bank of Nova Scotia, 1.25%, 04/11/17	9,400,000	9,407,689
CIT Group Inc., 4.75%, 02/15/15 (d)	400,000	405,000
Citigroup Inc.
5.00%, 09/15/14	4,900,000	4,926,568
4.59%, 12/15/15	4,300,000	4,519,597
3.95%, 06/15/16	600,000	631,715
4.45%, 01/10/17	200,000	214,482
Credit Agricole SA, 1.63%, 04/15/16 (b) (c)	4,000,000	4,044,844
Ford Motor Credit Co. LLC
3.88%, 01/15/15	7,100,000	7,205,378
7.00%, 04/15/15	1,400,000	1,462,426
3.98%, 06/15/16	200,000	210,457
0.67%, 11/08/16 (a)	3,500,000	3,498,428
Goldman Sachs Group Inc., 3.70%, 08/01/15	2,000,000	2,058,572
HBOS Plc
0.93%, 09/06/17 (a)	2,571,000	2,551,718
6.75%, 05/21/18 (d)	900,000	1,028,772
ICICI Bank Ltd., 5.75%, 11/16/20	2,700,000	2,932,375
Industrial Bank of Korea, 3.75%, 09/29/16 (d)	1,500,000	1,577,450
ING Bank NV, 0.57%, 01/04/16 (a) (d)	8,100,000	8,097,659
JPMorgan Chase & Co.
1.10%, 10/15/15	6,900,000	6,935,128
0.85%, 02/26/16 (a)	4,000,000	4,021,212
3.45%, 03/01/16	600,000	624,443
3.15%, 07/05/16	1,700,000	1,769,664
1.06%, 05/30/17 (a), GBP	7,400,000	12,306,056
KeyBank NA, 7.41%, 05/06/15	3,300,000	3,467,577
Lloyds Bank PLC, 4.38%, 01/12/15	1,000,000	1,016,896
Merrill Lynch & Co. Inc.
6.40%, 08/28/17	14,700,000	16,683,736
6.88%, 04/25/18	2,600,000	3,039,977
Morgan Stanley
4.10%, 01/26/15	4,900,000	4,983,006
5.38%, 10/15/15	4,000,000	4,217,744
National Australia Bank Ltd., 0.51%, 06/30/17 (a) (b) (c)	5,900,000	5,899,957
RCI Banque SA, 4.60%, 04/12/16 (d)	1,953,000	2,063,011
Royal Bank of Scotland Plc, 4.88%, 08/25/14	1,130,000	1,133,185
Sberbank of Russia Via SB Capital SA, 5.50%, 07/07/15	3,600,000	3,677,076
SLM Corp.
5.14%, 06/15/16	10,000,000	10,387,160
8.45%, 06/15/18	1,500,000	1,732,500
Springleaf Finance Corp., 6.90%, 12/15/17	7,000,000	7,577,500
Toronto-Dominion Bank, 0.69%, 09/09/16 (a)	5,100,000	5,127,734
UBS AG, 7.63%, 08/17/22	3,400,000	4,040,604
Wells Fargo & Co., 0.69%, 04/22/19 (a)	3,200,000	3,207,360
XLIT Ltd., 5.25%, 09/15/14	600,000	603,484
		210,090,990
HEALTH CARE - 0.5%
HCA Inc., 7.25%, 09/15/20 (f)	1,150,000	1,216,125
HCA Inc. Extended Term Loan A-2, 2.65%, 05/02/16 (a)	3,685,000	3,677,851
		4,893,976
INDUSTRIALS - 0.5%
Asciano Finance Ltd., 5.00%, 04/07/18 (d)	600,000	648,974
CSX Corp.
6.25%, 04/01/15	700,000	726,061
5.60%, 05/01/17	3,350,000	3,717,331
		5,092,366
INFORMATION TECHNOLOGY - 0.1%
Apple Inc.
2.85%, 05/06/21	500,000	501,840
3.45%, 05/06/24	700,000	703,825
		1,205,665
MATERIALS - 0.1%
Gerdau Holdings Inc., 7.00%, 01/20/20 (d)	900,000	1,012,500
Gold Fields Orogen Holding BVI Ltd., 4.88%, 10/07/20 (d)	200,000	181,000
GTL Trade Finance Inc., 7.25%, 10/20/17 (d)	300,000	342,000
		1,535,500
TELECOMMUNICATION SERVICES - 4.3%
AT&T Inc., 0.65%, 03/30/17 (a)	3,300,000	3,306,029
BellSouth Corp., 4.18%, 04/26/21 (b) (c)	9,800,000	9,993,148
Deutsche Telekom International Finance BV, 3.13%, 04/11/16 (d)	2,300,000	2,383,083
Sprint Communications Inc.
6.00%, 12/01/16	6,961,000	7,517,880
9.13%, 03/01/17	2,000,000	2,300,000
Verizon Communications Inc.
1.76%, 09/15/16 (a)	2,400,000	2,463,439
2.50%, 09/15/16	8,200,000	8,463,917
0.63%, 06/09/17 (a)	5,000,000	5,008,410
1.98%, 09/14/18 (a)	500,000	525,691
3.65%, 09/14/18	1,600,000	1,706,111
		43,667,708
UTILITIES - 0.0%
Centrais Eletricas Brasileiras SA, 6.88%, 07/30/19 (d) (f)	200,000	220,000
Total Corporate Bonds and Notes (cost $289,754,424)		296,406,601

GOVERNMENT AND AGENCY OBLIGATIONS - 51.6%
GOVERNMENT SECURITIES - 35.9%
Federal Home Loan Mortgage Corp. - 3.9% (g)
Federal Home Loan Mortgage Corp.
1.00%, 03/08/17 - 07/28/17 (h)	4,500,000	4,492,803
5.50%, 08/23/17	2,400,000	2,715,720
1.00%, 09/29/17	13,600,000	13,517,652
0.88%, 03/07/18	300,000	295,013
1.75%, 05/30/19	600,000	598,627
1.25%, 08/01/19 - 10/02/19	19,400,000	18,768,593
		40,388,408
Federal National Mortgage Association - 3.2% (g)
Federal National Mortgage Association
1.25%, 01/30/17 (h)	5,400,000	5,448,611
1.13%, 04/27/17 (h)	800,000	802,955

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
5.00%, 05/11/17 (h)	2,600,000	2,882,376
5.38%, 06/12/17 (h)	4,800,000	5,396,438
0.88%, 08/28/17 - 05/21/18	16,800,000	16,569,310
1.88%, 09/18/18	1,100,000	1,109,878
		32,209,568
Municipals - 2.6%
American Municipal Power Inc., RB, 8.08%, 02/15/50	2,200,000	3,371,764
Bay Area Toll Authority, RB - Series S1
7.04%, 04/01/50	2,000,000	2,856,100
6.91%, 10/01/50	1,000,000	1,425,440
California Statewide Communities Development Authority, RB, 7.55%, 05/15/40	1,100,000	1,416,448
Dallas Convention Center Hotel Development Corp., RB, 7.09%, 01/01/42	2,800,000	3,545,220
Los Angeles County Public Works Financing Authority, RB, 7.62%, 08/01/40	1,800,000	2,422,620
Mississippi Development Bank, RB, 6.31%, 01/01/33	300,000	369,522
New Jersey State Turnpike Authority, RB, 7.10%, 01/01/41	2,000,000	2,808,700
State of California
7.50%, 04/01/34	1,400,000	1,994,748
7.63%, 03/01/40	1,800,000	2,676,528
7.60%, 11/01/40	1,000,000	1,501,330
State of Iowa, RB, 6.75%, 06/01/34	400,000	449,168
University of California, RB, 6.40%, 05/15/31	1,100,000	1,329,603
		26,167,191
Sovereign - 17.0%
Banco Nacional de Desenvolvimento Economico e Social, 3.38%, 09/26/16 (d)	300,000	309,600
Italy Buoni Poliennali Del Tesoro
3.00%, 06/15/15 - 11/01/15, EUR	12,800,000	17,692,300
4.50%, 07/15/15, EUR	3,500,000	4,868,553
3.75%, 08/01/15 - 08/01/16, EUR	20,600,000	28,753,251
2.75%, 12/01/15, EUR	4,100,000	5,660,762
2.25%, 05/15/16, EUR	4,000,000	5,525,795
4.75%, 09/15/16 - 06/01/17, EUR	11,200,000	16,547,522
1.15%, 05/15/17, EUR	5,000,000	6,767,809
Italy Certificati di Credito del Tesoro, 0.00%, 06/30/15 - 04/29/16 (i), EUR	3,600,000	4,788,440
Mexican Bonos, 9.50%, 12/18/14, MXN	138,140,000	10,694,209
Province of Ontario, Canada, 3.15%, 06/02/22, CAD	600,000	567,159
Province of Quebec, Canada, 4.25%, 12/01/21, CAD	1,300,000	1,319,255
Spain Government Bond
4.00%, 07/30/15, EUR	9,100,000	12,626,555
3.75%, 10/31/15, EUR	10,800,000	15,080,896
3.15%, 01/31/16, EUR	800,000	1,116,538
3.25%, 04/30/16, EUR	1,300,000	1,828,479
3.30%, 07/30/16, EUR	8,400,000	11,889,464
4.25%, 10/31/16, EUR	4,300,000	6,239,664
3.80%, 01/31/17, EUR	3,400,000	4,921,974
2.10%, 04/30/17, EUR	9,500,000	13,225,939
5.50%, 07/30/17, EUR	2,500,000	3,821,672
		174,245,836
Treasury Inflation Index Securities - 9.2%
U.S. Treasury Inflation Indexed Note
1.25%, 07/15/20 (j)	872,688	948,299
1.13%, 01/15/21 (j)	217,506	233,683
0.63%, 07/15/21 (j)	7,283,157	7,614,315
0.13%, 01/15/22 - 01/15/23 (j)	20,440,150	20,337,426
0.38%, 07/15/23 (j)	7,667,025	7,778,435
2.38%, 01/15/25 - 01/15/27 (j)	20,066,313	24,395,687
2.00%, 01/15/26 (j)	9,109,588	10,696,651
1.75%, 01/15/28 (h) (j)	19,418,418	22,352,425
		94,356,921
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 15.7%
Federal Home Loan Mortgage Corp. - 2.5%
Federal Home Loan Mortgage Corp.
4.50%, 03/01/28 - 12/01/41	1,761,960	1,902,187
5.50%, 09/01/33 - 03/01/40	4,457,769	4,928,387
4.00%, 08/15/43, TBA (k)	2,000,000	2,098,125
4.50%, 08/15/43, TBA (k)	9,000,000	9,673,594
REMIC, 0.87%, 05/15/37 (a)	1,419,717	1,435,709
REMIC, 5.00%, 08/15/38	5,484,778	5,987,123
		26,025,125
Federal National Mortgage Association - 13.2%
Federal National Mortgage Association
3.00%, 07/01/21 - 07/01/29	24,040,735	24,828,823
3.89%, 07/01/21	1,200,000	1,289,217
3.16%, 05/01/22	785,241	817,592
2.31%, 08/01/22	300,000	292,761
4.50%, 08/01/23 - 02/01/44	34,563,782	37,282,761
3.50%, 08/15/27 - 09/15/29, TBA (k)	7,000,000	7,371,078
4.00%, 08/15/27 - 10/15/44, TBA (k)	4,000,000	4,191,484
5.00%, 04/01/28 - 11/01/41	4,666,647	5,156,479
4.00%, 10/01/30	1,923,854	2,050,382
5.50%, 01/01/33 - 09/01/40	10,081,433	11,187,846
6.00%, 03/01/33 - 05/01/41	9,596,778	10,803,111
5.00%, 08/15/43 - 09/15/44, TBA (k)	20,000,000	22,048,165
6.00%, 08/15/43, TBA (k)	7,000,000	7,873,223
		135,192,922
Total Government and Agency Obligations (cost $530,487,619)		528,585,971
PREFERRED STOCKS - 0.4%
FINANCIALS - 0.4%
Wells Fargo & Co., 7.50% (l) (m)	3,200	3,872,000
Total Preferred Stocks (cost $3,557,200)		3,872,000
SHORT TERM INVESTMENTS - 13.5%
Certificates of Deposit - 2.7%
Credit Suisse
0.46%, 03/17/15 (a)	$700,000	699,906
0.47%, 03/31/15 (a)	9,900,000	9,898,615
Royal Bank of Canada, 1.37%, 05/07/15, CAD	10,100,000	9,258,772
Scotia Capital BDN, 1.27%, 02/10/15, CAD	8,400,000	7,650,637
		27,507,930
Commercial Paper - 4.2%
Entergy Corp.
0.95%, 08/05/14 (d)	1,600,000	1,599,900
0.95%, 08/06/14 (d)	3,800,000	3,799,714
Glencore Funding LLC, 0.69%, 10/07/14	10,900,000	10,894,133
Kansas City Railway, 0.07%, 09/03/14 (b) (c)	5,200,000	5,198,109
Mohawk Industries, 0.56%, 08/18/14 (d)	2,400,000	2,399,328
Nisource Finance Corp.
0.62%, 08/11/14 (d)	4,000,000	3,999,242
0.86%, 10/09/14 (b) (c)	6,000,000	5,986,346
Vodafone Group Plc, 0.51%, 04/10/15	8,900,000	8,870,666
		42,747,438

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Federal Home Loan Bank - 1.1% (g)
Federal Home Loan Bank, 0.09%, 09/12/14	11,400,000	11,399,333
Repurchase Agreements - 3.8%
Repurchase Agreement with BNP, 0.13% (Collateralized by $40,891,100 U.S. Treasury Note, 0.63%, due 09/30/17, value $40,256,968) acquired 07/31/14, due 08/01/14 at $39,500,143	39,500,000	39,500,000
Securities Lending Collateral - 0.2%
BlackRock Liquidity Funds TempFund Portfolio, 0.10% (n)	100,000	100,000
Repurchase Agreement with CSI, 0.06% (Collateralized by $2,127,394 U.S. Treasury Bond Strip, due 08/15/16-11/15/39, value $1,020,017) acquired on 07/31/14, due 08/01/14 at $1,000,002	$1,000,000	1,000,000
Repurchase Agreement with DUB, 0.09% (Collateralized by $14,738 U.S. Treasury Inflation Indexed Note, 0.63%, due 07/15/21, value $16,268, $449,930 U.S. Treasury Note 2.38-3.25%, due 10/31/14-05/31/16, value $464,151, and $462,082 U.S. Treasury Bond Strip, due 05/15/40, value $194,694) acquired on 07/31/14, due 08/01/14 at $661,877	661,875	661,875
		1,761,875
Treasury Securities - 1.5%
Mexico Cetes, 0.23%, 01/08/15, MXN	20,670,000	15,428,388
Total Short Term Investments (cost $138,645,852)		138,344,964
Total Investments - 104.4% (cost $1,057,431,365)		1,069,600,606
Other Assets and Liabilities, Net - (4.4%)		(44,907,572)
Total Net Assets - 100.0%		$1,024,693,034

(a)                       Variable rate security. Rate stated was in effect as of July 31, 2014.

(b)                       Security is restricted to resale to institutional investors.  See Restricted Securities in these Schedules of Investments.

(c)                        The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the Trust’s Board of Trustees.

(d)                       The Sub-Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, to be liquid based on procedures approved by the Trust’s Board of Trustees.  As of July 31, 2014, the aggregate value of these liquid securities was $53,237,709 which represented 5.2% of net assets.

(e)                        Security fair valued in good faith in accordance with the procedures approved by the Trust’s Board of Trustees. Good faith fair valued securities may be classified as Level 2 or Level 3 for Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 820 “Fair Value Measurements and Disclosures” based on the applicable valuation inputs. See FASB ASC Topic 820 “Fair Value Measurements and Disclosures” in the Notes to Schedules Investments.

(f)                         All or portion of the security was on loan.

(g)                        The securities in this category are direct debt of the agency and not collateralized by mortgages.

(h)                       All or a portion of the securities is pledged or segregated as collateral.

(i)                           Security issued with a zero coupon. Income is recognized through the accretion of discount.

(j)                          U.S. Treasury inflation indexed note, par amount is adjusted for inflation.

(k)                       All or a portion of the investment was purchased on a delayed delivery basis. As of July 31, 2014, the total cost of investments purchased on a delayed delivery basis was $53,298,086.

(l)                           Perpetual maturity security.

(m)                   Convertible security.

(n)                       Yield changes daily to reflect current market conditions. Rate was the quoted yield as of July 31, 2014.

See accompanying Notes to Schedules of Investments.

Curian/PIMCO Total Return Fund (continued)

Restricted Securities - The Fund invests in securities that are restricted under the Securities Act of 1933 or which are subject to legal, contractual, or other agreed upon restrictions on resale. Restricted securities are often purchased in private placement transactions and cannot be sold without prior registration unless the sale is pursuant to an exemption under the Securities Exchange Act of 1933, as amended.  As of July 31, 2014, the Fund held investments in restricted securities, excluding certain securities exempt from registration under the 1933 Act which are deemed to be liquid, as follows:

	Initial Acquisition Date	Cost	Ending Value	Percent of Net Assets
Banc of America Funding Ltd., 0.42%, 10/03/39	05/09/2014	$3,372,923	$3,378,151	0.3%
BellSouth Corp., 4.18%, 04/26/21	04/17/2014	10,142,024	9,993,148	1.0
Credit Agricole SA, 1.63%, 04/15/16	07/28/2014	4,048,885	4,044,844	0.4
Kansas City Railway, 0.07%, 09/03/14	07/31/2014	5,197,310	5,198,109	0.5
Marks & Spencer Plc, 6.25%, 12/01/17	02/26/2014	2,565,796	2,581,143	0.2
National Australia Bank Ltd., 0.51%, 06/30/17	06/25/2014	5,900,000	5,899,957	0.6
Nisource Finance Corp., 0.86%, 10/09/14	07/10/2014	5,990,110	5,986,346	0.6
		$37,217,048	$37,081,698	3.6%

Schedule of Written Options

	Expiration Date	Exercise Price	Contracts/Notional Contracts	Value
Foreign Currency Options
Japanese Yen versus USD Put Option, BOA	02/18/2019	80.00	500,000	$(19,172)
Interest Rate Swaptions
Call Swaption, 3-Month LIBOR versus 1.50% fixed, MSS	09/02/2014	N/A	1,048	$(1,662)
Call Swaption, 6-Month Euribor versus 1.20% fixed, GSB	01/20/2015	N/A	95	(41,778)
Put Swaption, 3-Month LIBOR versus 1.90% fixed, MSS	09/02/2014	N/A	1,048	(505,050)
Put Swaption, 6-Month Euribor versus 1.60% fixed, GSB	01/20/2015	N/A	95	(111,524)
			2,286	$(660,014)

Summary of Written Options

	Contracts	Premiums
Options outstanding at October 31, 2013	2,762	$1,038,950
Options written during the period	503,903	1,698,136
Options expired during the period	(4,379)	(1,771,552)
Options outstanding at July 31, 2014	502,286	$965,534

Schedule of Open Futures Contracts

	Expiration	Contracts Long	Unrealized Appreciation / (Depreciation)
90-Day Eurodollar Future	September 2015	861	$99,785
90-Day Eurodollar Future	December 2015	3,066	(875,695)
90-Day Eurodollar Future	March 2016	957	(398,696)
90-Day Eurodollar Future	June 2016	215	(99,960)
90-Day Eurodollar Future	September 2016	178	(15,226)
90-Day Eurodollar Future	December 2016	47	(19,848)
90-Day Eurodollar Future	March 2017	157	(69,141)
90-Day Eurodollar Future	June 2017	47	(19,993)
U.S. Treasury Long Bond Future, 20-Year	September 2014	116	218,030
U.S. Treasury Note Future, 5-Year	September 2014	1,441	(1,055,589)
U.S. Treasury Note Future, 10-Year	September 2014	824	(21,570)
			$(2,257,903)

See accompanying Notes to Schedules of Investments.

Curian/PIMCO Total Return Fund (continued)

Schedule of Open Forward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)
BRL/USD	08/04/2014	GSC	BRL	3,573,338	$1,575,025	$(23,784)
CAD/USD	09/18/2014	BNP	CAD	1,369,000	1,254,191	(31,410)
EUR/USD	08/05/2014	BOA	EUR	2,338,000	3,130,701	(48,210)
EUR/USD	08/05/2014	CIT	EUR	101,076,000	135,345,897	(566,529)
EUR/USD	09/03/2014	BNP	EUR	783,000	1,048,572	(3,597)
EUR/USD	09/03/2014	DUB	EUR	1,350,000	1,807,882	1,987
MXN/USD	08/25/2014	GSC	MXN	49,507,850	3,738,886	(19,538)
MXN/USD	09/23/2014	GSC	MXN	59,531,460	4,485,982	(75,957)
MXN/USD	12/18/2014	DUB	MXN	18,173,000	1,361,226	(26,311)
USD/BRL	08/04/2014	BNP	BRL	(3,127,152)	(1,378,359)	21,641
USD/BRL	08/04/2014	CSI	BRL	(446,186)	(196,666)	3,334
USD/BRL	09/03/2014	GSC	BRL	(3,573,338)	(1,560,750)	24,652
USD/CAD	09/18/2014	CIT	CAD	(3,633,000)	(3,328,326)	8,424
USD/CAD	05/05/2015	BOA	CAD	(9,964,256)	(9,079,057)	(1,249)
USD/CAD	02/10/2015	CIT	CAD	(8,319,528)	(7,594,724)	140
USD/EUR	06/13/2016	BOA	EUR	(5,843,000)	(7,908,787)	69,320
USD/EUR	06/15/2015	BNP	EUR	(1,923,000)	(2,579,720)	28,233
USD/EUR	06/15/2015	CSI	EUR	(2,506,000)	(3,361,819)	36,692
USD/EUR	06/13/2016	DUB	EUR	(3,694,000)	(5,000,010)	57,815
USD/EUR	06/15/2015	BCL	EUR	(2,433,000)	(3,263,889)	41,609
USD/EUR	06/15/2015	BOA	EUR	(4,263,000)	(5,718,849)	77,253
USD/EUR	06/15/2015	CSI	EUR	(1,003,000)	(1,345,533)	18,678
USD/EUR	06/13/2016	BOA	EUR	(4,509,000)	(6,103,153)	76,793
USD/EUR	06/27/2016	BCL	EUR	(2,587,000)	(3,502,941)	54,313
USD/EUR	06/27/2016	BOA	EUR	(2,338,000)	(3,165,782)	53,233
USD/EUR	08/05/2014	BOA	EUR	(13,757,000)	(18,421,322)	297,113
USD/EUR	08/05/2014	CSI	EUR	(76,312,000)	(102,185,643)	1,925,292
USD/EUR	08/05/2014	BNP	EUR	(6,822,000)	(9,135,004)	181,323
USD/EUR	06/15/2015	CIT	EUR	(3,202,000)	(4,295,509)	81,625
USD/EUR	08/05/2014	DUB	EUR	(4,894,000)	(6,553,315)	99,574
USD/EUR	08/05/2014	CSI	EUR	(506,000)	(677,560)	7,222
USD/EUR	08/05/2014	BNP	EUR	(1,123,000)	(1,503,754)	9,442
USD/EUR	09/03/2014	CIT	EUR	(97,874,000)	(131,070,132)	479,864
USD/EUR	08/01/2014	BNP	EUR	(100,000)	(133,905)	(7,345)
USD/EUR	09/03/2014	BCL	EUR	(677,000)	(906,620)	3,142
USD/EUR	02/01/2016	DUB	EUR	(1,350,000)	(1,820,797)	(4,102)
USD/GBP	09/11/2014	BCL	GBP	(7,183,000)	(12,123,152)	(66,422)
USD/JPY	08/05/2014	BCL	JPY	(989,000,000)	(9,614,600)	125,826
USD/JPY	09/03/2014	UBS	JPY	(989,000,000)	(9,616,245)	(8,146)
USD/MXN	12/18/2014	DUB	MXN	(142,816,787)	(10,697,517)	187,908
USD/MXN	01/08/2015	BNP	MXN	(203,611,886)	(15,228,587)	251,675
					$(245,323,665)	$3,341,523

Schedule of Interest Rate Swap Agreements

Counterparty	Floating Rate Index	Fund Paying Floating Rate	Fixed Rate	Expiration Date	Notional Amount(1)		Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
Over the Counter Interest Rate Swap Agreements
BOA	Brazil Interbank Deposit Rate	Paying	8.86%	01/02/2017	BRL	1,200,000	$939	$(23,168)
DUB	Brazil Interbank Deposit Rate	Paying	9.13%	01/02/2017	BRL	600,000	1,443	(12,603)
GSB	Brazil Interbank Deposit Rate	Paying	9.10%	01/02/2017	BRL	600,000	—	(11,596)
MSS	Brazil Interbank Deposit Rate	Paying	8.64%	01/02/2017	BRL	600,000	(690)	(12,331)
BBP	Mexican Interbank Rate	Paying	5.50%	09/13/2017	MXN	9,000,000	(8,360)	30,099
BBP	Mexican Interbank Rate	Paying	5.50%	09/13/2017	MXN	10,000,000	(8,582)	32,735
BBP	Mexican Interbank Rate	Paying	5.50%	09/13/2017	MXN	41,000,000	(4,918)	103,949

See accompanying Notes to Schedules of Investments.

Curian/PIMCO Total Return Fund (continued)

Schedule of Interest Rate Swap Agreements (continued)

Counterparty	Floating Rate Index	Fund Paying Floating Rate	Fixed Rate	Expiration Date	Notional Amount(1)		Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
Over the Counter Interest Rate Swap Agreements (continued)
BBP	Mexican Interbank Rate	Paying	5.50%	09/13/2017	MXN	2,000,000	$(337)	$5,168
BBP	Mexican Interbank Rate	Paying	5.00%	09/13/2017	MXN	500,000	(284)	916
BBP	Mexican Interbank Rate	Paying	5.50%	09/13/2017	MXN	4,000,000	(631)	10,292
BBP	Mexican Interbank Rate	Paying	5.50%	09/13/2017	MXN	2,000,000	(830)	5,660
BBP	Mexican Interbank Rate	Paying	5.50%	09/13/2017	MXN	2,000,000	—	4,831
BBP	Mexican Interbank Rate	Paying	5.75%	06/05/2023	MXN	600,000	(1,722)	715
BBP	Mexican Interbank Rate	Paying	6.00%	06/05/2023	MXN	1,400,000	(2,378)	2,021
BNP	Mexican Interbank Rate	Paying	5.75%	06/05/2023	MXN	600,000	(770)	(237)
BOA	Mexican Interbank Rate	Paying	5.70%	01/18/2019	MXN	18,000,000	(4,832)	46,996
DUB	Mexican Interbank Rate	Paying	5.70%	01/18/2019	MXN	5,000,000	(2,079)	13,791
DUB	Mexican Interbank Rate	Paying	5.75%	06/05/2023	MXN	700,000	(1,279)	104
GSB	Mexican Interbank Rate	Paying	5.50%	06/11/2018	MXN	1,600,000	(209)	3,662
GSB	Mexican Interbank Rate	Paying	5.50%	06/11/2018	MXN	7,400,000	(696)	16,667
GSB	Mexican Interbank Rate	Paying	5.70%	01/18/2019	MXN	5,000,000	(1,451)	13,163
GSB	Mexican Interbank Rate	Paying	5.75%	06/05/2023	MXN	700,000	(2,122)	946
MSC	Mexican Interbank Rate	Paying	5.50%	09/13/2017	MXN	5,000,000	(4,763)	16,840
MSC	Mexican Interbank Rate	Paying	5.50%	09/13/2017	MXN	3,000,000	(689)	7,935
MSS	Mexican Interbank Rate	Paying	5.50%	09/02/2022	MXN	3,100,000	(4,742)	(2,425)
							$(49,982)	$254,130

Counterparty	Floating Rate Index	Fund Paying / Receiving Floating Rate	Fixed Rate	Expiration Date	Notional Amount(1)		Unrealized Appreciation / (Depreciation)
Centrally Cleared Interest Rate Swap Agreements
N/A	3-Month LIBOR	Paying	1.75%	06/15/2017		37,400,000	$(107,612)
N/A	3-Month LIBOR	Paying	3.00%	09/21/2017		60,800,000	96,844
N/A	3-Month LIBOR	Paying	4.00%	06/19/2024		5,500,000	(1,456)
N/A	3-Month LIBOR	Receiving	2.75%	06/19/2043		3,700,000	172,748
N/A	3-Month LIBOR	Receiving	3.50%	12/18/2043		18,600,000	(1,722,357)
N/A	Federal Funds Effective Rate	Paying	1.00%	10/15/2017		61,600,000	(677,042)
N/A	Mexican Interbank Rate	Paying	5.50%	09/13/2017	MXN	7,000,000	(1,327)
N/A	Mexican Interbank Rate	Paying	5.50%	09/02/2022	MXN	1,400,000	388
N/A	Mexican Interbank Rate	Paying	6.81%	06/19/2034	MXN	50,000,000	(76,319)
							$(2,316,133)

Schedule of Credit Default Swap Agreements

Counterparty	Reference Obligation	Implied Credit Spread(3)	Fixed Rate(6)	Expiration Date	Notional Amount(1), (5)	Value	Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
Over the Counter Credit Default Swap Agreements
Credit default swap agreements - sell protection (2)
DUB	Berkshire Hathaway Inc., 1.90%, 01/31/2017	0.19%	1.00%	09/20/2016	$(400,000)	$6,983	$6,276	$1,174
GSI	Canadian Natural Resources, 6.25%, 03/15/2038	0.03%	1.00%	09/20/2015	(100,000)	1,113	(1,267)	2,494
DUB	Federated Republic of Brazil, 12.25%, 03/06/2030	0.83%	1.00%	12/20/2016	(2,500,000)	10,302	(61,004)	74,222
BBP	General Electric Capital Corp., 5.63%, 09/15/2017	0.32%	1.00%	09/20/2016	(800,000)	11,736	8,897	3,773
DUB	JPMorgan Chase & Co., 4.75%, 03/01/2015	0.30%	1.00%	09/20/2016	(800,000)	12,007	10,355	2,585
BBP	People’s Republic of China, 4.75%, 10/29/2013	0.28%	1.00%	09/20/2016	(13,900,000)	214,926	200,835	30,308
BBP	Republic of Indonesia, 7.25%, 04/20/2015	0.79%	1.00%	09/20/2017	(2,000,000)	13,042	(71,603)	86,978
CSI	Republic of Indonesia, 7.25%, 04/20/2015	0.79%	1.00%	09/20/2017	(700,000)	4,565	(24,736)	30,118
DUB	Republic of Indonesia, 7.25%, 04/20/2015	0.50%	1.00%	09/20/2016	(1,200,000)	12,764	(54,711)	68,875
DUB	Republic of Indonesia, 7.25%, 04/20/2015	0.74%	1.00%	06/20/2017	(400,000)	3,017	(11,723)	15,206
MSS	Republic of Indonesia, 7.25%, 04/20/2015	0.74%	1.00%	06/20/2017	(1,700,000)	12,821	(50,621)	65,425
BOA	Rio Tinto Finance USA Ltd., 6.50%, 07/15/2018	0.19%	1.00%	09/20/2015	(200,000)	1,872	(3,802)	5,902
BOA	Russian Federation, 7.50%, 03/31/2030	2.28%	1.00%	03/20/2019	(3,600,000)	(198,521)	(264,312)	69,991
BBP	The Republic of Italy, 6.88%, 09/27/2023	0.74%	1.00%	06/20/2017	(1,000,000)	7,328	3,775	4,720
BBP	The Republic of Italy, 6.88%, 09/27/2023	0.99%	1.00%	06/20/2019	(10,300,000)	6,113	(184,928)	203,057
BBP	The Republic of Italy, 6.88%, 09/27/2023	0.99%	1.00%	06/20/2019	(300,000)	178	(1,895)	2,423

See accompanying Notes to Schedules of Investments.

Curian/PIMCO Total Return Fund (continued)

Schedule of Credit Default Swap Agreements (continued)

Counterparty	Reference Obligation	Implied Credit Spread(3)	Fixed Rate(6)	Expiration Date	Notional Amount(1), (5)	Value	Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
Over the Counter Credit Default Swap Agreements (continued)
Credit default swap agreements - sell protection (2) (continued)
BBP	The Republic of Italy, 6.88%, 09/27/2023	0.99%	1.00%	06/20/2019	$(200,000)	$119	$(1,360)	$1,712
DUB	The Republic of Italy, 6.88%, 09/27/2023	0.96%	1.00%	03/20/2019	(18,000,000)	30,285	(294,005)	345,290
DUB	The Republic of Italy, 6.88%, 09/27/2023	0.99%	1.00%	06/20/2019	(3,500,000)	2,077	(64,510)	70,671
DUB	The Republic of Italy, 6.88%, 09/27/2023	0.99%	1.00%	06/20/2019	(200,000)	119	(1,454)	1,806
GSI	The Republic of Italy, 6.88%, 09/27/2023	0.74%	1.00%	06/20/2017	(500,000)	3,664	2,848	1,399
MSS	The Republic of Italy, 6.88%, 09/27/2023	0.96%	1.00%	03/20/2019	(4,500,000)	7,571	(74,536)	87,357
BOA	Time Warner Cable Inc., 5.85%, 05/01/2017	0.10%	1.00%	12/20/2015	(100,000)	1,260	(2,770)	4,144
BNP	United Mexican States, 5.95%, 03/19/2019	0.49%	1.00%	09/20/2017	(100,000)	1,588	(2,207)	3,912
BOA	United Mexican States, 7.50%, 04/08/2033	0.25%	1.00%	09/20/2015	(300,000)	2,586	2,090	847
DUB	United Mexican States, 5.95%, 03/19/2019	0.41%	1.00%	12/20/2016	(1,500,000)	21,082	(35,999)	58,831
MSS	United Mexican States, 5.95%, 03/19/2019	0.47%	1.00%	06/20/2017	(1,500,000)	22,912	(18,251)	42,913
					$(70,300,000)	$213,509	$(990,618)	$1,286,133

Counterparty	Reference Obligation	Implied Credit Spread(3)	Fixed Rate(6)	Expiration Date	Notional Amount(1), (5)	Value(4)	Unrealized Appreciation / (Depreciation)
Centrally Cleared Credit Default Swap Agreements
Credit default swap agreements - sell protection (2)
N/A	CDX.NA.IG-22	N/A	1.00%	06/20/2019	$(1,400,000)	$23,407	$1,582

(1)Notional amount is stated in USD unless otherwise noted.

(2)If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay the buyer of protection an amount equal to the notional amount of the referenced obligation and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the reference obligation or underlying securities comprising the referenced index.

(3)Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swap agreements on corporate issues and sovereign issues serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative.  The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement.  Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the applicable agreement.

(4)The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)The maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs is limited to the total notional amount which is defined under the terms of each swap agreement.

(6)If the Fund is a seller of protection, the Fund receives the fixed rate.

See accompanying Notes to Schedules of Investments.

Curian Series Trust (Unaudited)

Schedules of Investments

July 31, 2014

	Shares/Par †	Value
Curian/WMC International Equity Fund
COMMON STOCKS - 95.1%
BELGIUM - 3.5%
Anheuser-Busch InBev NV	117,501	$12,682,176
Umicore SA	80,432	3,887,165
		16,569,341
BRAZIL - 1.1%
Mills Estruturas e Servicos de Engenharia SA	53,200	552,694
Vale SA - ADR (a)	315,960	4,534,026
		5,086,720
CANADA - 6.2%
Air Canada (b)	308,685	2,709,328
Cameco Corp.	180,415	3,637,166
Canadian National Railway Co.	74,540	4,983,006
Imperial Oil Ltd.	125,720	6,451,171
Tim Hortons Inc.	130,575	7,294,284
TransCanada Corp.	84,830	4,255,699
		29,330,654
CHINA - 3.7%
Baidu.com Inc. - ADR - Class A (a) (b)	23,290	5,031,805
ENN Energy Holdings Ltd.	414,460	2,931,560
Lenovo Group Ltd. (a)	2,958,975	4,036,299
PetroChina Co. Ltd. - Class H	4,213,740	5,461,305
		17,460,969
COLOMBIA - 0.2%
Avianca Holdings SA - ADR (a)	44,230	718,295

DENMARK - 0.2%
H Lundbeck A/S	41,751	956,759

FINLAND - 0.3%
Kone Oyj - Class B (a)	39,022	1,640,782

FRANCE - 12.2%
Accor SA	6,652	322,140
Air Liquide SA	88,729	11,291,109
AtoS	44,845	3,501,707
BNP Paribas SA	56,412	3,743,122
Cap Gemini SA	51,225	3,714,485
Essilor International SA	50,754	4,958,050
Groupe Eurotunnel SA	90,100	1,192,362
Orange SA	304,007	4,760,530
Peugeot SA (b)	50,739	756,770
Rexel SA	297,533	5,765,221
Schneider Electric SA	103,684	8,787,874
Societe Generale SA	58,276	2,925,591
Unibail-Rodamco SE	23,099	6,200,586
		57,919,547
GERMANY - 2.2%
Brenntag AG	15,149	2,432,157
Continental AG	15,186	3,270,515
Deutsche Lufthansa AG	256,205	4,519,472
		10,222,144
GREECE - 1.2%
Alpha Bank AE (b)	4,217,891	3,370,249
Hellenic Telecommunications Organization SA (b)	174,477	2,391,667
		5,761,916
INDIA - 1.6%
ICICI Bank Ltd.	122,849	2,964,902
ITC Ltd.	180,465	1,056,656
Reliance Industries Ltd.	193,764	3,200,596
United Spirits Ltd. - GDR	19,007	369,781
		7,591,935
IRELAND - 2.5%
Covidien Plc	42,685	3,692,679
CRH Plc	362,316	8,432,119
		12,124,798
ITALY - 4.8%
Assicurazioni Generali SpA	394,574	8,235,904
Banca Generali SpA	106,530	2,975,138
FinecoBank Banca Fineco SpA (b)	419,025	2,199,489
Intesa Sanpaolo SpA	618,696	1,837,289
Snam SpA	1,308,175	7,711,520
		22,959,340
JAPAN - 21.3%
Aeon Mall Co. Ltd.	35,570	833,529
Aisin Seiki Co. Ltd.	93,510	3,631,732
Asahi Group Holdings Ltd.	150,995	4,553,805
Asics Corp.	54,580	1,158,324
Bank of Yokohama Ltd.	117,905	670,895
Bridgestone Corp.	128,275	4,629,492
Daito Trust Construction Co. Ltd.	31,175	3,757,400
Daiwa House Industry Co. Ltd.	140,215	2,846,254
Eisai Co. Ltd. (a)	82,585	3,498,289
Isuzu Motors Ltd.	850,575	5,903,514
Japan Exchange Group Inc.	93,410	2,125,215
Kansai Electric Power Co. Inc. (a) (b)	80,075	731,418
KDDI Corp.	52,535	3,019,865
Kyushu Electric Power Co. Inc. (a) (b)	86,300	958,228
M3 Inc. (a)	191,380	3,088,863
Mitsubishi Electric Corp.	317,330	4,189,243
Mitsubishi UFJ Financial Group Inc.	652,550	3,848,286
Mitsui Fudosan Co. Ltd.	177,440	5,859,746
NEC Corp.	707,000	2,729,629
Nippon Telegraph & Telephone Corp.	69,770	4,633,028
Olympus Corp. (a) (b)	104,440	3,758,148
Ono Pharmaceutical Co. Ltd. (a)	62,790	5,311,364
ORIX Corp.	353,320	5,710,105
Rakuten Inc. (a)	358,785	4,711,915
Seven & I Holdings Co. Ltd.	180,805	7,524,310
Shikoku Electric Power Co. Inc. (a) (b)	57,615	759,691
T&D Holdings Inc.	222,090	2,787,360
Takeda Pharmaceutical Co. Ltd.	82,585	3,766,907
Toshiba Corp.	1,022,755	4,548,865
		101,545,420
MACAU - 0.1%
MGM China Holdings Ltd.	186,710	682,733

MARSHALL ISLANDS - 0.1%
Tanker Investments Ltd. (b)	51,200	545,690

MEXICO - 1.1%
Cemex SAB de CV - ADR (a) (b)	364,165	4,573,912
Fibra Uno Administracion SA de CV	236,100	829,208
		5,403,120
NETHERLANDS - 5.1%
ING Groep NV - CVA (b)	657,063	8,533,643
Koninklijke KPN NV (b)	1,414,900	4,524,348
NXP Semiconductors NV (b)	64,039	3,992,832
Royal Dutch Shell Plc - Class A	171,603	7,055,630
		24,106,453
PANAMA - 0.1%
Copa Holdings SA - Class A	3,095	470,038

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
PORTUGAL - 0.6%
Galp Energia SGPS SA	166,393	2,953,337

ROMANIA - 0.3%
Electrica SA - GDR (b) (c)	92,484	1,239,286

SOUTH KOREA - 0.8%
Korea Electric Power Corp.	25,592	1,056,084
SK Hynix Inc. (b)	66,411	2,889,514
		3,945,598
SPAIN - 0.4%
CaixaBank SA	312,051	1,876,423

SWEDEN - 1.5%
Assa Abloy AB - Class B	148,370	7,290,211

SWITZERLAND - 9.5%
Adecco SA	47,613	3,561,385
Cie Financiere Richemont SA	12,770	1,211,774
Julius Baer Group Ltd.	179,607	7,619,313
Novartis AG	173,886	15,127,847
Roche Holding AG	35,140	10,197,830
UBS AG	422,910	7,266,245
		44,984,394
TAIWAN - 1.8%
Taiwan Semiconductor Manufacturing Co. Ltd.	2,133,640	8,554,365

UNITED ARAB EMIRATES - 0.6%
Al Noor Hospitals Group Plc	76,109	1,306,796
NMC Health Plc	205,671	1,632,007
		2,938,803
UNITED KINGDOM - 12.1%
AstraZeneca Plc	201,245	14,694,251
BG Group Plc	416,570	8,214,477
BP Plc	349,562	2,846,753
British Sky Broadcasting Group Plc	424,982	6,306,819
Derwent London Plc	21,191	954,314
Diageo Plc	266,050	7,990,128
Direct Line Insurance Group Plc	472,084	2,266,103
Glencore International Plc	1,304,091	7,880,169
Great Portland Estates Plc	91,708	985,996
Markit Ltd. (b)	99,685	2,523,027
Schroders Plc	77,228	3,102,988
		57,765,025
Total Common Stocks (cost $411,014,298)		452,644,096

PREFERRED STOCKS - 0.9%
GERMANY - 0.9%
Volkswagen AG	19,283	4,478,247
Total Preferred Stocks (cost $4,460,408)		4,478,247

INVESTMENT COMPANIES - 0.7%
iShares MSCI EAFE ETF (a)	54,055	3,599,523
Total Investment Companies (cost $3,487,001)		3,599,523

SHORT TERM INVESTMENTS - 7.2%
Securities Lending Collateral - 7.2%
BlackRock Liquidity Funds TempFund Portfolio, 0.10% (d)	12,000,000	12,000,000
Fidelity Institutional Money Market Portfolio, 0.09% (d)	500,000	500,000
Repurchase Agreement with CSI, 0.06% (Collateralized by $23,401,334 U.S. Treasury Bond Strip, due 08/15/16-11/15/39, value $11,220,185) acquired on 07/31/14, due 08/01/14 at $11,000,018	$11,000,000	11,000,000
Repurchase Agreement with DUB, 0.09% (Collateralized by $237,669 U.S. Treasury Inflation Indexed Note, 0.63%, due 07/15/21, value $262,342, $7,255,547 U.S. Treasury Note 2.38-3.25%, due 10/31/14-05/31/16, value $7,484,866, and $7,451,502 U.S. Treasury Bond Strip, due 05/15/40, value $3,139,616) acquired on 07/31/14, due 08/01/14 at $10,673,383	10,673,356	10,673,356
Total Short Term Investments (cost $34,173,356)		34,173,356
Total Investments - 103.9% (cost $453,135,063)		494,895,222
Other Assets and Liabilities, Net - (3.9%)		(18,764,172)
Total Net Assets - 100.0%		$476,131,050

(a)	All or portion of the security was on loan.
(b)	Non-income producing security.
(c)

The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933 to be liquid based on procedures approved by the Trust’s Board of Trustees. As of July 31, 2014, the aggregate value of these liquid securities was $1,239,286 which represented 0.3% of net assets.

(d)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of July 31, 2014.

See accompanying Notes to Schedules of Investments.

Currencies:

AUD - Australian Dollar	GBP - British Pound	MXN - Mexican Peso
BRL - Brazilian Real	INR – Indian Rupee	USD - United States Dollar
CAD - Canadian Dollar	JPY - Japanese Yen	ZAR - South African Rand
EUR - European Currency Unit (Euro)

Abbreviations:

ABS - Asset Backed Securities

ADR - American Depository Receipt

CDO - Collateralized Debt Obligation

CDX.NA.HY - Credit Default Swap Index - North American - High Yield

CDX.NA.IG - Credit Derivatives Index - North American - Investment Grade

CLO - Collateralized Loan Obligation

EAFE – Europe, Asia, and Far East

ETF - Exchange Traded Fund

Euribor - Europe Interbank Offered Rate

GDR - Global Depository Receipt

GO - General Obligation

iTraxx - group of international credit derivative indexes monitored by the International Index Company

LIBOR - London Interbank Offered Rate

MBS - Mortgage Backed Securities

MSCI – Morgan Stanley Capital International

OJSC - Open Joint Stock Company

RB - Revenue Bond

REMIC - Real Estate Mortgage Investment Conduit

TBA - To Be Announced (Securities purchased on a delayed delivery basis)

Counterparty Abbreviations:

BBP - Barclays Bank Plc	GSC - Goldman Sachs & Co.
BCL - Barclays Capital Inc.	GSI - Goldman Sachs International
BNP - BNP Paribas Securities	MLP - Merrill Lynch Professional Clearing Corp.
BOA - Banc of America Securities LLC/Bank of America NA	MSC - Morgan Stanley & Co., Incorporated
CIT- Citibank, Inc.	MSS - Morgan Stanley Capital Services Inc.
CSI - Credit Suisse Securities, LLC	UBS - UBS Securities LLC
DUB - Deutsche Bank Alex Brown Inc.
GSB - Goldman Sachs Bank USA

† For funds with fixed income securities, par amounts are listed in United States Dollars unless otherwise noted.  Options are quoted in unrounded number of contracts.

See accompanying Notes to Schedules of Investments.

Curian Series Trust (Unaudited)

Notes to Schedules of Investments

July 31, 2014

Security Valuation - Curian Capital, LLC (“Curian”, “Adviser” or “Administrator”) has entered into a sub-administration and fund accounting services agreement on behalf of the Funds with Jackson Fund Services (“JFS” or “Sub-Administrator”), a division of Jackson National Asset Management, LLC (“JNAM”).  Curian and JNAM are subsidiaries of Jackson and are affiliates.  Under the Trust’s valuation policy and procedures, the Trust’s Board of Trustees (“Board”) has delegated the daily operational oversight of the securities valuation function to the Pricing Committee of JFS (“Pricing Committee”), which consists of certain officers of the Trust and JNAM management.  The Pricing Committee is responsible for determining fair valuations for any security for which market quotations are not readily available.  For those securities fair valued under procedures adopted by the Board, the Pricing Committee reviews and affirms the reasonableness of the fair valuation determinations after considering all relevant information that is reasonably available.  The Pricing Committee’s fair valuation determinations are subject to review, at the latest, by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.  For fair valuation determinations that are deemed significant, the Funds’ Board is promptly notified, in detail, of the fair valuation.

The net asset value (“NAV”) of each Fund shall be determined as of the close of trading (generally, 4:00 PM Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading.  Stocks traded on an exchange are generally valued at the official closing price of the exchange where the security is principally traded.  If there is no official closing price for the security, the security may be valued at the last quoted sale price on the exchange where the security is principally traded or final bid price in the absence of a sale.  Stocks not listed on a national or foreign stock exchange may be valued at the closing bid price on the over the counter (“OTC”) market.  Investments in mutual funds are valued at the NAV per share determined as of the close of the NYSE on each valuation date.  Short-term securities maturing within sixty (60) days are valued at amortized cost, unless it is determined that such practice does not approximate market value.  Debt securities are generally valued by independent pricing services approved by the Board.  If pricing services are unable to provide valuations, debt securities are valued at the most recent bid quotation or evaluated price, as applicable, obtained from each Fund’s Sub-Adviser, a broker/dealer or a widely used quotation system.  Futures contracts traded on an exchange are valued at the exchange’s settlement price which reflects fair value.  If the settlement price is not available, exchange traded futures are valued at the last sales price as of the close of business on the local exchange.  Options traded on an exchange are valued at the last traded price as of the close of business on the local exchange. If the last trade is determined to not be representative of fair value, exchange traded options are valued at the last bid.  Forward foreign currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE.  Centrally cleared swap agreements, listed on a multilateral or trade facility platform, such as a registered exchange, are valued by the respective exchange.  The exchange determines a daily settlement price via pricing models which use, as appropriate, its members’ actionable levels across complete term structures along with information obtained from external third party price providers.  OTC derivatives, including options and swap agreements, are generally valued by approved pricing services.  If the pricing services are unable to provide valuations, OTC derivatives are valued at the most recent bid quotation or evaluated price, as applicable, obtained from a broker/dealer or by pricing models using observable inputs.  Pricing services utilized to value debt and derivative instruments may use various pricing techniques which take into account appropriate factors such as: yield; credit quality; coupon rate; maturity; type of issue; trading characteristics; call features; credit ratings; broker quotes; and other relevant data.

Market quotations may not be readily available for certain investments or it may be determined that a quotation of an investment does not represent market value.  In such instances, the investment is valued as determined in good faith using procedures approved by the Board.  Situations that may require an investment to be fair valued may include instances where a security is thinly traded, halted or restricted as to resale.  In addition, investments may be fair valued based on the occurrence of a significant event.  Significant events may be specific to a particular issuer, such as mergers, restructurings or defaults.  Alternatively, significant events may affect an entire market, such as natural disasters, government actions and significant changes in the value of U.S. securities markets.  Securities are fair valued based on observable and unobservable inputs, including the Sub-Administrator’s or Pricing Committee’s own assumptions in determining the fair value of an investment.  Under the procedures approved by the Board, the Sub-Administrator may utilize pricing services or other sources, including the Funds’ Adviser and Sub-Advisers, to assist in determining the fair value of an investment.  Factors considered to determine fair value may include the correlation with price movement of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading or other market data.  The Sub-Administrator has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities traded in foreign markets in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which the NAVs are determined.

If an investment is valued at a fair value for purposes of calculating a Fund’s NAV, the value may be different from the last quoted price for the investment depending on the source and method used to determine the value.  Although there can be no assurance, in general, the fair value of the investment is the amount the owner of such investment might reasonably expect to receive in an orderly transaction between market participants upon its current sale.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 820, “Fair Value Measurements and Disclosure” - This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.  Various inputs are used in determining the value of a Fund’s investments under FASB ASC Topic 820 guidance.  The inputs are summarized into three broad categories.

Level 1 includes valuations based on quoted prices of identical securities in active markets, including valuations for securities listed on a national or foreign stock exchange or investments in mutual funds, which are valued at their daily reported NAV.

Level 2 includes valuations determined from significant direct or indirect observable inputs.  Direct observable inputs include broker quotes, third party prices, closing prices of similar securities in active markets, closing prices for identical or similar securities in non-active markets or corporate action or reorganization entitlement values.  Indirect significant observable inputs include factors such as interest rates, yield curves, prepayment speeds or credit ratings.  Level 2 includes valuations for fixed income securities, including certain term loans, OTC derivatives,

Curian Series Trust (Unaudited)

Notes to Schedules of Investments

July 31, 2014

centrally cleared swap agreements, broker quotes in active markets, securities subject to corporate actions, securities valued at amortized cost, international equity securities priced by an independent statistical fair value pricing service, swap agreements valued by pricing services, or ADRs and GDRs for which quoted prices in active markets are not available.

Level 3 includes valuations determined from significant unobservable inputs, including management’s own assumptions in determining the fair value of the investment.  Inputs used to determine the fair value of Level 3 securities include security specific inputs such as: credit quality, credit rating spreads, issuer news, trading characteristics, call features or maturity; or industry specific inputs such as:  trading activity of similar markets or securities, changes in the security’s underlying index or changes in comparable securities’ models.  Level 3 valuations include securities that are priced based on single source broker quotes, term loans that do not meet certain liquidity thresholds, where prices may be unavailable due to halted trading, restricted to resale due to market events, newly issued or investments for which reliable quotes are otherwise not available.

To assess the continuing appropriateness of security valuation, the Sub-Administrator regularly compares prior day prices with current day prices, transaction prices and alternative vendor prices.  When the comparison results exceed pre-defined thresholds, the Sub-Administrator challenges the prices exceeding tolerance levels with the pricing service or broker.  To verify Level 3 unobservable inputs, the Sub-Administrator uses a variety of techniques as appropriate to substantiate these valuation approaches including a regular review of key inputs and assumptions, transaction back-testing or disposition analysis and review of related market activity.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes each Fund’s investments in securities and other financial instruments as of July 31, 2014 by valuation level.

	Assets - Securities
	Level 1	Level 2	Level 3	Total
Curian/PIMCO Income Fund
Non-U.S. Government Agency ABS	$—	$47,631,319	$—	$47,631,319
Corporate Bonds and Notes	—	364,025,673	1,418,916	365,444,589
Government and Agency Obligations	—	102,742,823	—	102,742,823
Preferred Stocks	—	2,068,750	—	2,068,750
Trust Preferreds	5,589,285	—	—	5,589,285
Purchased Options	—	287,123	—	287,123
Short Term Investments	7,000,000	19,947,200	—	26,947,200
Fund Total	$12,589,285	$536,702,888	$1,418,916	$550,711,089
Curian/PIMCO Total Return Fund
Non-U.S. Government Agency ABS	$—	$97,491,070	$4,900,000	$102,391,070
Corporate Bonds and Notes	—	296,406,601	—	296,406,601
Government and Agency Obligations	—	528,585,971	—	528,585,971
Preferred Stocks	3,872,000	—	—	3,872,000
Short Term Investments	100,000	138,244,964	—	138,344,964
Fund Total	$3,972,000	$1,060,728,606	$4,900,000	$1,069,600,606
Curian/WMC International Equity Fund
Common Stocks	$70,805,797	$381,838,299	$—	$452,644,096
Preferred Stocks	—	4,478,247	—	4,478,247
Investment Companies	3,599,523	—	—	3,599,523
Short Term Investments	12,500,000	21,673,356	—	34,173,356
Fund Total	$86,905,320	$407,989,902	$—	$494,895,222

	Assets - Investments in Other Financial Instruments(1)
	Level 1	Level 2	Level 3	Total
Curian/PIMCO Income Fund
Open Forward Foreign Currency Contracts	$—	$698,647	$—	$698,647
OTC Interest Rate Swap Agreements	—	390,946	—	390,946
Centrally Cleared Interest Rate Swap Agreements	—	12,405	—	12,405
OTC Credit Default Swap Agreements	—	1,918,751	—	1,918,751
Centrally Cleared Credit Default Swap Agreements	—	53,790	—	53,790
Fund Total	$—	$3,074,539	$—	$3,074,539
Curian/PIMCO Total Return Fund
Open Futures Contracts	$317,815	$—	$—	$317,815
Open Forward Foreign Currency Contracts	—	4,224,123	—	4,224,123
OTC Interest Rate Swap Agreements	—	316,490	—	316,490
Centrally Cleared Interest Rate Swap Agreements	—	269,980	—	269,980
OTC Credit Default Swap Agreements	—	1,286,133	—	1,286,133
Centrally Cleared Credit Default Swap Agreements	—	1,582	—	1,582
Fund Total	$317,815	$6,098,308	$—	$6,416,123

Curian Series Trust (Unaudited)

Notes to Schedules of Investments

July 31, 2014

	Liabilities - Investments in Other Financial Instruments(1)
	Level 1	Level 2	Level 3	Total
Curian/PIMCO Income Fund
Written Options	$—	$(580,229)	$—	$(580,229)
Open Futures Contracts	(74,110)	—	—	(74,110)
Open Forward Foreign Currency Contracts	—	(335,112)	—	(335,112)
OTC Interest Rate Swap Agreements	—	(207,127)	—	(207,127)
Centrally Cleared Interest Rate Swap Agreements	—	(884,331)	—	(884,331)
OTC Credit Default Swap Agreements	—	(53,884)	—	(53,884)
Centrally Cleared Credit Default Swap Agreements	—	(99,311)	—	(99,311)
Fund Total	$(74,110)	$(2,159,994)	$—	$(2,234,104)
Curian/PIMCO Total Return Fund
Written Options	$—	$(679,186)	$—	$(679,186)
Open Futures Contracts	(2,575,718)	—	—	(2,575,718)
Open Forward Foreign Currency Contracts	—	(882,600)	—	(882,600)
OTC Interest Rate Swap Agreements	—	(62,360)	—	(62,360)
Centrally Cleared Interest Rate Swap Agreements	—	(2,586,113)	—	(2,586,113)
Fund Total	$(2,575,718)	$(4,210,259)	$—	$(6,785,977)

(1)Investments in other financial instruments are derivative instruments and include forward foreign currency contracts, futures contracts, written options and swap agreements.  All derivatives, except for written options, are reflected at the unrealized appreciation/(depreciation) on the instrument.  Written options are reflected at value.

The Funds recognize transfers between levels as of the beginning of the period.  The following table summarizes significant transfers between Level 1 and Level 2 valuations for the period ended July 31, 2014:

	Transfers out of Level 2 into Level 1 during the Period	Transfers out of Level 1 into Level 2 during the Period
Transfers for valuations using a statistical fair value pricing service
Curian/WMC International Equity Fund
Common Stocks	$—	$7,322,649

There were no significant transfers into or out of Level 3 for the period. There were no significant Level 3 valuations for which significant unobservable valuation inputs were developed at July 31, 2014.

Significant changes in unobservable valuation inputs to a different amount might result in a significantly higher or lower fair value measurement than the one used in a security’s valuation.

Securities Lending and Securities Lending Collateral - A Fund may lend securities to certain brokers, dealers or other financial institutions in order to earn additional income.  The borrowers and the Funds’ securities lending agent exchange negotiated lender fees and the Funds receive a fee equal to a percentage of the net negotiated lender fees and the net income generated by the securities lending collateral held during each lending transaction.  JPMorgan Chase Bank, N.A. (“JPM Chase” or “Custodian”) serves as custodian and securities lending agent to the Trust.  The Funds invest cash collateral in money market funds and overnight repurchase agreements which are collateralized fully by U.S. government and agency securities.  The securities lending agent is authorized to loan securities on behalf of the Funds to approved borrowers and per the securities lending agreement is required to maintain collateral at least equal to the value of the securities loaned based on the previous day’s value of the securities loaned, marked-to-market daily.  Any shortfalls are adjusted the next business day.  A Fund is indemnified by its securities lending agent for insufficient collateral obtained from the borrower. Each Fund’s net exposure to the borrower is determined by the amount of any excess or shortfall in cash collateral received compared to the value of securities on loan.  In addition, there could be a decline in the value of the collateral or in the value of the securities loaned while a Fund seeks to enforce its rights thereto and the Fund could experience subnormal levels of income or lack of access to income during that period.  Each Fund also bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a decline in value of an approved investment.  Each Fund is responsible for returning the full amount of collateral received for a particular loan when the borrower returns the applicable security.

In the event of bankruptcy or other default of the borrower, a Fund could experience delays in recovering the loaned securities and incur expenses related to enforcing its rights.  However, a Fund is indemnified by its securities lending agent for borrower default.

Federal Income Tax Matters - As of July 31, 2014, the cost of investments and the components of net unrealized appreciation/(depreciation) for U.S. Federal income tax purposes were as follows:

	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Curian/PIMCO Income Fund	$546,505,663	$9,499,973	$(5,294,547)	$4,205,426
Curian/PIMCO Total Return Fund	1,057,564,695	19,480,486	(7,444,575)	12,035,911
Curian/WMC International Equity Fund	454,822,234	51,255,420	(11,182,432)	40,072,988

For additional information on the Funds’ policies regarding valuation of investments and other significant accounting matters, please refer to the Funds’ most recent annual or semiannual report.

Item 2.  Controls and Procedures.

(a)                                 The registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, is recorded, processed, summarized and reported within the periods specified in the rules and forms of the U.S. Securities and Exchange Commission.  Such information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within ninety (90) days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the registrant had carried out an evaluation, under the supervision and with the participation of the registrant’s management, including the registrant’s principal executive officer and the registrant’s principal financial officer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures.  Based on such evaluation, the registrant’s principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures are effective.

(b)                                 There have been no significant changes in the registrant’s internal controls over financial reporting during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal controls over financial reporting.  There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3.  Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Curian Series Trust

By:	/s/ Daniel W. Koors
Daniel W. Koors
Principal Financial Officer

Date:	September 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	September 29, 2014

By:	/s/ Daniel W. Koors
Daniel W. Koors
Principal Financial Officer

Date:	September 29, 2014

Exhibit List

Exhibit 3(a):                            Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Exhibit 3(b):                            Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.